UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	4.08%	9.32%	5.97%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.54%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.53%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of 2017 was surprisingly calm after a rather rocky 2016 — volatility, as measured by the Chicago Board Options Exchange Volatility Index, drifted to its lowest levels in years.

The U.S. economy continued to grow, completing eight consecutive years of expansion. The equity markets also moved higher at a steady pace. Uncertainties remained as many investors wondered about the future of a mature market cycle, high valuation levels — on a historical basis — and whether the current administration would be able to deliver on its policy promises.

Still, by June, the unmanaged Standard & Poor’s 500 Composite Index was up 9.34% and the Dow Jones Industrial Average had hit record highs a total of 22 times.

Fund results

Amidst this backdrop, American Balanced Fund (AMBAL) gained 6.65% during the six-month period ended June 30, 2017.

Results at a glance

For periods ended June 30, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/26/75)[1]

AMBAL (Class A shares)	6.65%	10.41%	10.62%	6.60%	10.68%
60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index[2,3]	6.48	10.33	9.64	6.40	10.15
Lipper Balanced Funds Index[4]	6.77	10.80	8.53	5.11	9.78

The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July, 31, 1975, index value.
[4]	Source: Thompson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Balanced Fund	1

In comparison, the fund’s benchmarks — the 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index and the Lipper Balanced Funds Index — reported returns of 6.48% and 6.77%, respectively.

At American Funds, we are long-term investors, as are many of our shareholders who are saving for important goals such as a comfortable retirement. With that in mind, it is worth noting AMBAL’s five-, 10-year and lifetime results were 10.62%, 6.60% and 10.68%, respectively, and that they continue to outpace the long-term results of both indexes. (See “Results at a glance” chart.)

We remain dedicated to helping AMBAL’s shareholders realize the fund’s objectives of conservation of capital, while providing current income and seeking long-term growth of capital and income. Especially during a relatively calm environment when investors might underestimate the possibility of market risk, we take our pledge seriously to conserve capital in the event of unforeseen shifts in the market. While no one can consistently predict when declines will happen, it’s not unusual for fluctuations of 5% or more to occur about three times a year. And historically, we experience corrections of 10-20% every one to three-and-a-half years.

Asset allocation

AMBAL’s diversified portfolio is designed to help investors to take advantage of potential upside market opportunity while mitigating the downside effects of volatility over time. This is the hallmark of balanced investing.

We have the ability to adjust the fund’s asset allocation at any given point in order to achieve what we believe is the optimal balance of exposure to the equity and fixed income markets. At the end of 2013, during a period of strong market growth, the fund’s asset allocation was 74% equities, 23% fixed income and 3% cash. At one point in 2016, stocks were reduced to 53%, given the portfolio manager’s view that stock valuations were not as attractive as before. Since then, we’ve increased the equity portion again and the fund’s asset allocation has remained relatively consistent throughout 2017. On June 30, 2017, the mix was 60% equities, 34% fixed income and 6% cash.

Inside the portfolio

In AMBAL, balance is not only the allocation between equity and fixed income, it’s also the strategic diversification of investments in these areas.

Reviewing our top 10 holdings and the results we’ve achieved over the most recent six-month period, we feel that we did a relatively good job picking stocks for our shareholders. Our selections in the consumer discretionary sector lifted results, with Amazon serving as one of the top contributors to the fund. Likewise, strong returns from Philip Morris International helped boost the fund’s returns among consumer staples companies.

2	American Balanced Fund

While our exposure to information technology companies lagged the broader market and held back relative results, our selection of Broadcom Limited — a semiconductor company and leader in wireless radio frequency solutions and high-speed opto-electronics — proved to be a strong contributor to the fund. Similarly, a smaller position in health care companies also detracted from relative results while still helping the fund.

On the other hand, our exposure to the energy sector, which was down 15% this year in the face of falling oil prices, held back returns — in particular, our investment in Schlumberger, a leading supplier of oil services.

In the bond market, yields generally fell for the first half of the year before leveling out at the end of June given a positive view of the economy. During this time, we reduced our exposure to U.S. Treasuries to a position below that of the overall U.S. bond market. We offset it with a meaningful increase in mortgage-backed securities and mortgage-structured investments, including agency pass-throughs (Fannie Mae, Freddie Mac and Ginnie Mae bonds). These investments and those we made in corporate bonds generated additive returns to the fund, relative to Treasuries, which detracted from relative returns.

We are optimistic about investment opportunities in both bonds and stocks as the year progresses.

Thank you

In the meantime, we welcome our many new shareholders to the fund, and appreciate the trust placed in us to help you pursue your financial goals. Rest assured, we will continue to follow our prudent, research-driven approach to investing that has characterized American Balanced Fund for over 40 years.

We look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson

Vice Chairman of the Board

and President

August 10, 2017

For current information about the fund, visit americanfunds.com.

American Balanced Fund	3

Summary investment portfolio June 30, 2017	unaudited

Investment mix by security type	Percent of net assets

Common stocks 60.26%	Shares	Value (000)
Information technology 13.16%
Microsoft Corp.	62,012,000	$4,274,487
Broadcom Ltd.	7,053,457	1,643,808
Intel Corp.	31,684,100	1,069,022
Facebook, Inc., Class A1	6,272,000	946,947
Alphabet Inc., Class C1	836,800	760,425
ASML Holding NV (New York registered)	5,117,458	666,856
ASML Holding NV	1,905,000	248,258
Symantec Corp.[2]	32,026,000	904,734
Apple Inc.	5,438,000	783,181
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,527,000	682,664
Intuit Inc.	4,598,277	610,697
TE Connectivity Ltd.	7,205,000	566,889
Other securities		1,767,367
		14,925,335

Consumer discretionary 9.17%
Home Depot, Inc.	17,362,349	2,663,384
Comcast Corp., Class A	61,635,000	2,398,834
Amazon.com, Inc.[1]	2,010,000	1,945,680
McDonald’s Corp.	3,493,000	534,988
Other securities		2,856,125
		10,399,011

Financials 7.77%
Berkshire Hathaway Inc., Class A1	7,972	2,030,469
Berkshire Hathaway Inc., Class B1	800,000	135,496
Wells Fargo & Co.	24,943,500	1,382,119
SunTrust Banks, Inc.	16,126,083	914,672
JPMorgan Chase & Co.	9,753,000	891,424
Chubb Ltd.	6,070,500	882,529
BlackRock, Inc.	1,349,000	569,831
Other securities		2,001,554
		8,808,094

4	American Balanced Fund

	Shares	Value (000)
Consumer staples 6.08%
Philip Morris International Inc.	16,770,000	$1,969,637
Coca-Cola Co.	32,173,000	1,442,959
Kraft Heinz Co.	11,710,850	1,002,917
Altria Group, Inc.	8,405,000	625,920
Procter & Gamble Co.	6,037,563	526,174
Other securities		1,327,040
		6,894,647

Energy 5.75%
Schlumberger Ltd.	18,262,000	1,202,370
Royal Dutch Shell PLC, Class B (ADR)	18,493,000	1,006,574
Royal Dutch Shell PLC, Class B	4,000,000	107,452
Chevron Corp.	7,594,755	792,361
Enbridge Inc.	16,680,000	664,031
Other securities		2,748,113
		6,520,901

Health care 5.75%
UnitedHealth Group Inc.	11,496,500	2,131,681
Johnson & Johnson	7,660,000	1,013,341
Merck & Co., Inc.	15,232,000	976,219
Express Scripts Holding Co.[1]	10,676,400	681,581
Medtronic PLC	6,005,000	532,944
Other securities		1,181,784
		6,517,550

Industrials 3.22%
Boeing Co.	6,876,600	1,359,848
Lockheed Martin Corp.	4,207,037	1,167,916
Other securities		1,118,658
		3,646,422

Materials 3.00%
E.I. du Pont de Nemours and Co.	20,784,000	1,677,477
Other securities		1,725,652
		3,403,129

Real estate 1.48%
Crown Castle International Corp. REIT	6,133,446	614,448
Other securities		1,060,193
		1,674,641

Other 0.76%
Other securities		858,607

Miscellaneous 4.12%
Other common stocks in initial period of acquisition		4,667,855

Total common stocks (cost: $44,241,086,000)		68,316,192

American Balanced Fund	5

Preferred securities 0.00%	Shares	Value (000)
Financials 0.00%
Other securities		$4,627

Total preferred securities (cost: $5,208,000)		4,627

Bonds, notes & other debt instruments 33.56%	Principal amount (000)
Corporate bonds & notes 12.52%
Financials 3.01%
Berkshire Hathaway Finance Corp. 1.30% 2019	$15,320	15,214
Berkshire Hathaway Inc. 2.00%–2.90% 2018–2023	42,835	43,461
JPMorgan Chase & Co. 2.25%–6.75% 2020–2049	256,220	262,974
Wells Fargo & Co. 2.10%–4.60% 2019–2028	240,007	242,695
Other securities		2,849,917
		3,414,261

Health care 1.68%
Johnson & Johnson 2.25%–3.75% 2022–2047	87,610	89,329
UnitedHealth Group Inc. 1.40%–6.00% 2017–2022	86,600	88,169
Other securities		1,729,855
		1,907,353

Energy 1.58%
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	40,655	38,912
Schlumberger BV 3.00%–4.00% 2020–2025[3]	51,440	53,470
Shell International Finance BV 2.25%–2.88% 2020–2026	60,950	61,171
Other securities		1,641,639
		1,795,192

Consumer discretionary 1.46%
Amazon.com, Inc. 3.80%–4.95% 2024–2044	55,475	59,877
Comcast Corp. 1.63%–6.45% 2017–2045	118,965	124,033
Home Depot, Inc. 1.80%–5.95% 2020–2047	129,930	133,812
Other securities		1,335,873
		1,653,595

Utilities 1.23%
Other securities		1,399,199

Consumer staples 0.91%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	121,975	123,048
Other securities		908,297
		1,031,345

Information technology 0.73%
Broadcom Ltd. 2.38%–3.88% 2020–2027[3]	317,135	323,923
Microsoft Corp. 1.55%–4.20% 2021–2046	204,690	206,442
Other securities		291,066
		821,431

Industrials 0.57%
Lockheed Martin Corp. 3.10%–4.70% 2023–2046	64,250	67,690
Other securities		574,126
		641,816

Other corporate bonds & notes 1.35%
Other securities		1,530,840

Total corporate bonds & notes		14,195,032

6	American Balanced Fund

	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 11.20%
U.S. Treasury 9.16%
U.S. Treasury 1.25% 2020	$617,000	$613,212
U.S. Treasury 1.875% 2022	890,000	890,525
U.S. Treasury 2.25% 2023	625,250	631,477
U.S. Treasury 2.375% 2027	857,924	863,689
U.S. Treasury 2.875% 2046	575,130	579,196
U.S. Treasury 3.00% 2047	657,681	679,463
U.S. Treasury 0.63%–5.38% 2018–2047	6,171,785	6,131,569
		10,389,131

U.S. Treasury inflation-protected securities 2.03%
U.S. Treasury Inflation-Protected Securities 0.13%–2.63% 2017–2047[4]	2,287,537	2,297,348

Federal agency bonds & notes 0.01%
Other securities		10,015

Total U.S. Treasury bonds & notes		12,696,494

Mortgage-backed obligations 7.58%
Fannie Mae 0%–11.01% 2017–2056[5,6,7]	3,634,579	3,772,743
Freddie Mac 4.00% 2047[5]	651,773	686,519
Freddie Mac 0%–6.50% 2022–2050[5,6,7]	2,029,280	2,114,457
Government National Mortgage Assn. 4.00%–10.00% 2021–2061[5,7]	1,187,681	1,256,597
Other securities		764,467
		8,594,783

Asset-backed obligations 1.49%
Other securities		1,690,483

Federal agency bonds & notes 0.26%
Fannie Mae 2.00%–6.25% 2022–2029	79,510	80,089
Federal Home Loan Bank 0.88%–5.50% 2018–2036	120,240	121,565
Freddie Mac 0.75% 2018	60,732	60,521
Other securities		27,882
		290,057

Other bonds & notes 0.45%
Other securities		512,876

Miscellaneous 0.06%
Other bonds & notes in initial period of acquisition		68,223

Total bonds, notes & other debt instruments (cost: $37,642,765,000)		38,047,948

Short-term securities 8.15%
Chariot Funding, LLC 1.00% due 7/12/2017[3]	100,000	99,960
Coca-Cola Co. 1.00% due 7/17/2017[3]	25,000	24,987
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017–10/10/2017	5,316,960	5,310,535
Freddie Mac 0.80%–0.99% due 8/2/2017–10/11/2017	650,000	648,959
Johnson & Johnson 1.08%–1.12% due 9/6/2017–9/19/2017[3]	265,200	264,560
Microsoft Corp. 0.89% due 7/7/2017[3]	50,000	49,989

American Balanced Fund	7

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.59%–1.08% due 7/6/2017–12/21/2017	$1,542,900	$1,539,243
Other securities		1,299,853

Total short-term securities (cost: $9,237,740,000)		9,238,086
Total investment securities 101.97% (cost: $91,126,799,000)		115,606,853
Other assets less liabilities (1.97)%		(2,231,869)

Net assets 100.00%		$113,374,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $122,709,000, which represented .11% of the net assets of the fund.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Symantec Corp.[8]	30,540,000	1,486,000	—	32,026,000
VeriSign, Inc.[1]	5,500,000	—	—	5,500,000
Royal Gold, Inc.	1,770,000	1,693,000	—	3,463,000

	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Symantec Corp.[8]	$—	$135,294	$4,770	$904,734
VeriSign, Inc.[1]	—	92,895	—	511,280
Royal Gold, Inc.	—	35,920	1,052	270,703
	$—	$264,109	$5,822	$1,686,717

8	American Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $5,557,884,000, which represented 4.90% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2016; it was not publicly disclosed.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

See Notes to Financial Statements

American Balanced Fund	9

Financial statements

Statement of assets and liabilities at June 30, 2017	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $89,851,360)	$113,920,136
Affiliated issuers (cost: $1,275,439)	1,686,717	$115,606,853
Cash		109,496
Receivables for:
Sales of investments	3,143,749
Sales of fund’s shares	369,182
Dividends and interest	319,198
Other	235	3,832,364
		119,548,713
Liabilities:
Payables for:
Purchases of investments	5,809,738
Repurchases of fund’s shares	300,877
Investment advisory services	20,914
Services provided by related parties	31,503
Trustees’ deferred compensation	4,053
Other	6,644	6,173,729
Net assets at June 30, 2017		$113,374,984

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,133,546
Undistributed net investment income		203,212
Undistributed net realized gain		2,558,176
Net unrealized appreciation		24,480,050
Net assets at June 30, 2017		$113,374,984

See Notes to Financial Statements

10	American Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,337,395 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$59,280,121	2,265,933		$26.16
Class C	8,327,544	320,218		26.01
Class T	10	—	*	26.16
Class F-1	4,580,467	175,227		26.14
Class F-2	6,894,990	263,715		26.15
Class F-3	1,446,740	55,322		26.15
Class 529-A	3,373,901	129,165		26.12
Class 529-C	1,044,605	40,021		26.10
Class 529-E	165,001	6,320		26.11
Class 529-T	10	—	*	26.16
Class 529-F-1	156,821	6,008		26.10
Class R-1	136,658	5,258		25.99
Class R-2	1,241,050	47,725		26.00
Class R-2E	31,184	1,196		26.08
Class R-3	3,449,462	132,501		26.03
Class R-4	6,227,069	238,442		26.12
Class R-5E	3,895	149		26.13
Class R-5	2,010,440	76,776		26.19
Class R-6	15,005,016	573,419		26.17

*	Amount less than one thousand.

See Notes to Financial Statements

American Balanced Fund	11

Statement of operations for the six months ended June 30, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,592; also includes $5,822 from affiliates)	$772,623
Interest	479,579	$1,252,202
Fees and expenses*:
Investment advisory services	120,556
Distribution services	144,218
Transfer agent services	44,910
Administrative services	15,307
Reports to shareholders	1,843
Registration statement and prospectus	3,725
Trustees’ compensation	527
Auditing and legal	67
Custodian	334
Other	1,892	333,379
Net investment income		918,823

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,661,183
Currency transactions	(1,919)	2,659,264
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $238):
Unffiliated issuers	2,992,681
Affiliated issuers	264,109
Currency translations	204	3,256,994
Net realized gain and unrealized appreciation		5,916,258

Net increase in net assets resulting from operations		$6,835,081

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	American Balanced Fund

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2017*	Year ended December 31, 2016

Operations:
Net investment income	$918,823	$1,495,733
Net realized gain	2,659,264	2,500,127
Net unrealized appreciation	3,256,994	3,673,561
Net increase in net assets resulting from operations	6,835,081	7,669,421

Dividends and distributions paid to shareholders:
Dividends from net investment income	(818,718)	(1,636,470)
Distributions from net realized gain on investments	(424,407)	(2,406,499)
Total dividends and distributions paid to shareholders	(1,243,125)	(4,042,969)

Net capital share transactions	6,652,968	12,936,574

Total increase in net assets	12,244,924	16,563,026

Net assets:
Beginning of period	101,130,060	84,567,034
End of period (including undistributed net investment income: $203,212 and $103,107, respectively)	$113,374,984	$101,130,060

*	Unaudited.

See Notes to Financial Statements

American Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make

14	American Balanced Fund

estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

16	American Balanced Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$14,925,335	$—	$—	$14,925,335
Consumer discretionary	10,399,011	—	—	10,399,011
Financials	8,698,052	110,042	—	8,808,094
Consumer staples	6,894,647	—	—	6,894,647
Energy	6,520,901	—	—	6,520,901
Health care	6,517,550	—	—	6,517,550
Industrials	3,646,422	—	—	3,646,422
Materials	3,403,129	—	—	3,403,129
Real estate	1,674,641	—	—	1,674,641
Other	858,607	—	—	858,607
Miscellaneous	4,667,855	—	—	4,667,855
Preferred securities	—	4,627	—	4,627
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,193,613	1,419	14,195,032
U.S. Treasury bonds & notes	—	12,696,494	—	12,696,494
Mortgage-backed obligations	—	8,594,783	—	8,594,783
Asset-backed obligations	—	1,690,483	—	1,690,483
Federal agency bonds & notes	—	290,057	—	290,057
Other bonds & notes	—	512,876	—	512,876
Miscellaneous	—	68,223	—	68,223
Short-term securities	—	9,238,086	—	9,238,086
Total	$68,206,150	$47,399,284	$1,419	$115,606,853

*	Securities with a value of $1,761,640,000, which represented 1.55% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

18	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign

20	American Balanced Fund

withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2014.

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Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$105,397
Undistributed long-term capital gains	421,244

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$25,680,805
Gross unrealized depreciation on investment securities	(1,260,834)
Net unrealized appreciation on investment securities	24,419,971
Cost of investment securities	91,186,882

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The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2017						Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$449,109		$223,283		$672,392		$946,069	$1,330,543	$2,276,612
Class B1	—		—		—		1,060	2,173	3,233
Class C	31,156		31,535		62,691		73,871	185,174	259,045
Class T2	—	[3]	—	[3]	—	[3]
Class F-1	32,746		17,323		50,069		65,724	97,542	163,266
Class F-2	57,338		25,140		82,478		84,464	123,561	208,025
Class F-3[4]	6,382		5,135		11,517
Class 529-A	24,184		12,688		36,872		51,256	75,290	126,546
Class 529-B1	—		—		—		128	310	438
Class 529-C	3,643		3,943		7,586		8,983	23,696	32,679
Class 529-E	993		621		1,614		2,177	3,698	5,875
Class 529-T2	—	[3]	—	[3]	—	[3]
Class 529-F-1	1,265		584		1,849		2,450	3,211	5,661
Class R-1	517		526		1,043		1,565	3,783	5,348
Class R-2	4,688		4,711		9,399		12,602	30,477	43,079
Class R-2E	145		114		259		144	351	495
Class R-3	20,419		13,054		33,473		47,533	81,888	129,421
Class R-4	45,988		23,613		69,601		88,272	137,789	226,061
Class R-5E	29		15		44		12	35	47
Class R-5	18,199		7,781		25,980		51,662	53,855	105,517
Class R-6	121,917		54,341		176,258		198,498	253,123	451,621
Total	$818,718		$424,407		$1,243,125		$1,636,470	$2,406,499	$4,042,969

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
American Balanced Fund	23

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.207% on such assets in excess of $89 billion. For the six months ended June 30, 2017, the investment advisory services fee was $120,556,000, which was equivalent to an annualized rate of 0.225% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

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Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended June 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$ 67,793	$25,112		$ 2,872		Not applicable
Class B1	102	15		Not applicable		Not applicable
Class C	40,249	3,591		2,016		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	5,455	2,675		1,094		Not applicable
Class F-2	Not applicable	3,535		1,645		Not applicable
Class F-3[4]	Not applicable	9		90		Not applicable
Class 529-A	3,636	1,180		812		$1,100
Class 529-B1	11	2		1		1
Class 529-C	4,998	388		252		342
Class 529-E	392	34		40		54
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	53		36		49
Class R-1	715	70		36		Not applicable
Class R-2	4,598	2,130		309		Not applicable
Class R-2E	75	24		6		Not applicable
Class R-3	8,519	2,535		853		Not applicable
Class R-4	7,675	3,045		1,535		Not applicable
Class R-5E	Not applicable	2		1		Not applicable
Class R-5	Not applicable	508		508		Not applicable
Class R-6	Not applicable	2		3,201		Not applicable
Total class-specific expenses	$144,218	$44,910		$15,307		$1,546

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

26	American Balanced Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $527,000 in the fund’s statement of operations reflects $181,000 in current fees (either paid in cash or deferred) and a net increase of $346,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2017.

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8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017

Class A	$4,832,005	187,426		$661,762		25,295		$(4,621,852)	(179,157)	$871,915	33,564
Class B2	194	7		—		—		(68,161)	(2,669)	(67,967)	(2,662)
Class C	1,105,745	43,180		61,737		2,368		(1,030,838)	(40,238)	136,644	5,310
Class T3	10	—	[4]	—		—		—	—	10	— [4]
Class F-1	748,610	29,127		48,961		1,873		(536,362)	(20,806)	261,209	10,194
Class F-2	2,691,984	104,454		79,230		3,032		(1,911,033)	(73,805)	860,181	33,681
Class F-3[5]	1,462,339	56,180		11,368		432		(33,919)	(1,290)	1,439,788	55,322
Class 529-A	236,280	9,197		36,869		1,411		(184,892)	(7,205)	88,257	3,403
Class 529-B2	42	2		—		—		(9,221)	(361)	(9,179)	(359)
Class 529-C	77,339	3,011		7,585		290		(68,626)	(2,679)	16,298	622
Class 529-E	11,904	463		1,613		62		(9,291)	(363)	4,226	162
Class 529-T3	10	—	[4]	—	[4]	—	[4]	—	—	10	— [4]
Class 529-F-1	22,316	868		1,848		71		(9,568)	(373)	14,596	566
Class R-1	14,693	576		1,041		40		(40,965)	(1,607)	(25,231)	(991)
Class R-2	160,194	6,262		9,390		360		(235,709)	(9,227)	(66,125)	(2,605)
Class R-2E	21,602	842		258		10		(9,105)	(352)	12,755	500
Class R-3	462,352	18,077		33,429		1,283		(576,868)	(22,514)	(81,087)	(3,154)
Class R-4	758,199	29,629		69,594		2,664		(854,978)	(33,322)	(27,185)	(1,029)
Class R-5E	2,114	82		44		2		(358)	(14)	1,800	70
Class R-5	232,708	9,031		25,951		991		(341,956)	(13,227)	(83,297)	(3,205)
Class R-6	3,863,874	149,533		176,248		6,734		(734,772)	(28,506)	3,305,350	127,761
Total net increase (decrease)	$16,704,514	647,947		$1,226,928		46,918		$(11,278,474)	(437,715)	$6,652,968	257,150

28	American Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class A	$8,757,067	358,896	$2,241,249	90,845	$(6,915,731)	(282,347)	$4,082,585	167,394
Class B	3,973	165	3,205	131	(227,367)	(9,369)	(220,189)	(9,073)
Class C	2,486,671	102,574	254,951	10,367	(1,420,028)	(58,455)	1,321,594	54,486
Class F-1	1,165,494	47,762	159,358	6,461	(748,608)	(30,572)	576,244	23,651
Class F-2	3,674,683	149,338	200,023	8,093	(933,696)	(37,986)	2,941,010	119,445
Class 529-A	445,581	18,265	126,517	5,135	(437,560)	(17,862)	134,538	5,538
Class 529-B	1,175	48	438	18	(32,554)	(1,334)	(30,941)	(1,268)
Class 529-C	159,261	6,543	32,671	1,324	(159,507)	(6,520)	32,425	1,347
Class 529-E	21,281	871	5,874	239	(22,370)	(912)	4,785	198
Class 529-F-1	31,861	1,304	5,661	230	(24,230)	(994)	13,292	540
Class R-1	44,753	1,839	5,334	217	(53,075)	(2,181)	(2,988)	(125)
Class R-2	310,155	12,804	43,048	1,752	(380,485)	(15,689)	(27,282)	(1,133)
Class R-2E	31,089	1,260	495	20	(17,216)	(692)	14,368	588
Class R-3	829,309	34,115	129,283	5,261	(906,300)	(37,327)	52,292	2,049
Class R-4	2,172,314	89,073	226,051	9,164	(1,093,915)	(44,985)	1,304,450	53,252
Class R-5E	1,928	78	47	2	(35)	(1)	1,940	79
Class R-5	719,201	29,524	105,457	4,285	(1,509,585)	(61,629)	(684,927)	(27,820)
Class R-6	4,239,152	173,253	451,558	18,289	(1,267,332)	(51,684)	3,423,378	139,858
Total net increase (decrease)	$25,094,948	1,027,712	$3,991,220	161,833	$(16,149,594)	(660,539)	$12,936,574	529,006

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $43,771,570,000 and $38,418,298,000, respectively, during the six months ended June 30, 2017.

American Balanced Fund	29

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class A:
Six months ended 6/30/2017[3,4]	$24.81	$.23	$1.42		$1.65
Year ended 12/31/2016	23.83	.41	1.62		2.03
Year ended 12/31/2015	24.75	.42	—	[7]	.42
Year ended 12/31/2014	24.42	.41	1.75		2.16
Year ended 12/31/2013	20.40	.36	4.04		4.40
Year ended 12/31/2012	18.21	.38	2.19		2.57
Class C:
Six months ended 6/30/2017[3,4]	24.66	.12	1.43		1.55
Year ended 12/31/2016	23.71	.21	1.60		1.81
Year ended 12/31/2015	24.63	.22	.01		.23
Year ended 12/31/2014	24.30	.21	1.75		1.96
Year ended 12/31/2013	20.31	.19	4.00		4.19
Year ended 12/31/2012	18.13	.22	2.18		2.40
Class T:
Period from 4/7/2017 to 6/30/2017[3,4,8]	25.77	.13	.47		.60
Class F-1:
Six months ended 6/30/2017[3,4]	24.79	.21	1.43		1.64
Year ended 12/31/2016	23.82	.39	1.61		2.00
Year ended 12/31/2015	24.74	.40	.01		.41
Year ended 12/31/2014	24.41	.39	1.75		2.14
Year ended 12/31/2013	20.39	.36	4.03		4.39
Year ended 12/31/2012	18.21	.38	2.18		2.56
Class F-2:
Six months ended 6/30/2017[3,4]	24.79	.25	1.43		1.68
Year ended 12/31/2016	23.82	.46	1.61		2.07
Year ended 12/31/2015	24.74	.47	—	[7]	.47
Year ended 12/31/2014	24.41	.46	1.75		2.21
Year ended 12/31/2013	20.39	.41	4.04		4.45
Year ended 12/31/2012	18.21	.43	2.18		2.61
Class F-3:
Period from 1/27/2017 to 6/30/2017[3,4,11]	25.38	.24	.87		1.11

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.20)	$(.10)	$(.30)	$26.16	6.65%[5]		$59,280		.57%[6]		1.76%[6]
(.44)	(.61)	(1.05)	24.81	8.62		55,379		.59		1.67
(.40)	(.94)	(1.34)	23.83	1.72		49,215		.58		1.69
(.39)	(1.44)	(1.83)	24.75	8.85		46,917		.59		1.62
(.38)	—	(.38)	24.42	21.73		42,735		.61		1.62
(.38)	—	(.38)	20.40	14.19		34,272		.63		1.94

(.10)	(.10)	(.20)	26.01	6.27	[5]	8,328		1.37	[6]	.96	[6]
(.25)	(.61)	(.86)	24.66	7.70		7,767		1.38		.88
(.21)	(.94)	(1.15)	23.71	.93		6,173		1.38		.90
(.19)	(1.44)	(1.63)	24.63	8.03		5,574		1.39		.83
(.20)	—	(.20)	24.30	20.72		5,247		1.41		.83
(.22)	—	(.22)	20.31	13.30		4,334		1.42		1.14

(.11)	(.10)	(.21)	26.16	2.33	[5,9]	—	[10]	.09	[5,9]	.48	[5,9]

(.19)	(.10)	(.29)	26.14	6.61	[5]	4,580		.66	[6]	1.68	[6]
(.42)	(.61)	(1.03)	24.79	8.50		4,091		.66		1.60
(.39)	(.94)	(1.33)	23.82	1.67		3,367		.65		1.63
(.37)	(1.44)	(1.81)	24.74	8.80		2,841		.65		1.57
(.37)	—	(.37)	24.41	21.70		2,471		.66		1.58
(.38)	—	(.38)	20.39	14.13		1,500		.64		1.94

(.22)	(.10)	(.32)	26.15	6.79	[5]	6,895		.40	[6]	1.96	[6]
(.49)	(.61)	(1.10)	24.79	8.80		5,703		.39		1.88
(.45)	(.94)	(1.39)	23.82	1.92		2,634		.39		1.89
(.44)	(1.44)	(1.88)	24.74	9.08		1,869		.39		1.83
(.43)	—	(.43)	24.41	21.99		768		.41		1.83
(.43)	—	(.43)	20.39	14.40		419		.40		2.18

(.24)	(.10)	(.34)	26.15	4.37	[5]	1,447		.12	[5]	.92	[5]

See page 37 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 6/30/2017[3,4]	$24.77	$.21	$1.43	$1.64
Year ended 12/31/2016	23.80	.39	1.61	2.00
Year ended 12/31/2015	24.72	.39	.01	.40
Year ended 12/31/2014	24.39	.38	1.75	2.13
Year ended 12/31/2013	20.38	.34	4.03	4.37
Year ended 12/31/2012	18.19	.36	2.19	2.55
Class 529-C:
Six months ended 6/30/2017[3,4]	24.75	.12	1.42	1.54
Year ended 12/31/2016	23.79	.20	1.60	1.80
Year ended 12/31/2015	24.70	.20	.02	.22
Year ended 12/31/2014	24.38	.19	1.74	1.93
Year ended 12/31/2013	20.37	.17	4.03	4.20
Year ended 12/31/2012	18.19	.21	2.18	2.39
Class 529-E:
Six months ended 6/30/2017[3,4]	24.76	.18	1.43	1.61
Year ended 12/31/2016	23.79	.33	1.61	1.94
Year ended 12/31/2015	24.71	.33	.01	.34
Year ended 12/31/2014	24.38	.32	1.75	2.07
Year ended 12/31/2013	20.37	.29	4.02	4.31
Year ended 12/31/2012	18.18	.31	2.19	2.50
Class 529-T:
Period from 4/7/2017 to 6/30/2017[3,4,8]	25.77	.12	.48	.60
Class 529-F-1:
Six months ended 6/30/2017[3,4]	24.75	.24	1.43	1.67
Year ended 12/31/2016	23.78	.44	1.62	2.06
Year ended 12/31/2015	24.71	.45	(.01)	.44
Year ended 12/31/2014	24.37	.44	1.76	2.20
Year ended 12/31/2013	20.36	.39	4.03	4.42
Year ended 12/31/2012	18.18	.41	2.18	2.59
Class R-1:
Six months ended 6/30/2017[3,4]	24.64	.12	1.42	1.54
Year ended 12/31/2016	23.68	.22	1.60	1.82
Year ended 12/31/2015	24.61	.22	(.01)	.21
Year ended 12/31/2014	24.28	.21	1.75	1.96
Year ended 12/31/2013	20.29	.19	4.01	4.20
Year ended 12/31/2012	18.12	.23	2.17	2.40

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.19)	$(.10)	$(.29)	$26.12	6.62%[5]		$3,374		.65%[6]		1.68%[6]
(.42)	(.61)	(1.03)	24.77	8.50		3,115		.67		1.59
(.38)	(.94)	(1.32)	23.80	1.63		2,861		.68		1.60
(.36)	(1.44)	(1.80)	24.72	8.76		2,831		.68		1.53
(.36)	—	(.36)	24.39	21.60		2,599		.70		1.53
(.36)	—	(.36)	20.38	14.12		2,101		.71		1.86

(.09)	(.10)	(.19)	26.10	6.22	[5]	1,045		1.42	[6]	.91	[6]
(.23)	(.61)	(.84)	24.75	7.63		975		1.44		.82
(.19)	(.94)	(1.13)	23.79	.88		905		1.45		.83
(.17)	(1.44)	(1.61)	24.70	7.90		905		1.46		.76
(.19)	—	(.19)	24.38	20.68		841		1.48		.76
(.21)	—	(.21)	20.37	13.19		694		1.49		1.08

(.16)	(.10)	(.26)	26.11	6.50	[5]	165		.89	[6]	1.44	[6]
(.36)	(.61)	(.97)	24.76	8.24		153		.91		1.35
(.32)	(.94)	(1.26)	23.79	1.38		142		.92		1.36
(.30)	(1.44)	(1.74)	24.71	8.50		144		.93		1.28
(.30)	—	(.30)	24.38	21.31		134		.95		1.29
(.31)	—	(.31)	20.37	13.84		112		.97		1.60

(.11)	(.10)	(.21)	26.16	2.32	[5,9]	—	[10]	.09	[5,9]	.48	[5,9]

(.22)	(.10)	(.32)	26.10	6.74	[5]	157		.43	[6]	1.91	[6]
(.48)	(.61)	(1.09)	24.75	8.75		135		.44		1.82
(.43)	(.94)	(1.37)	23.78	1.82		117		.46		1.82
(.42)	(1.44)	(1.86)	24.71	9.05		111		.46		1.76
(.41)	—	(.41)	24.37	21.88		101		.48		1.76
(.41)	—	(.41)	20.36	14.32		82		.49		2.09

(.09)	(.10)	(.19)	25.99	6.26	[5]	137		1.38	[6]	.94	[6]
(.25)	(.61)	(.86)	24.64	7.75		154		1.38		.89
(.20)	(.94)	(1.14)	23.68	.88		151		1.38		.90
(.19)	(1.44)	(1.63)	24.61	8.05		158		1.38		.83
(.21)	—	(.21)	24.28	20.76		151		1.39		.84
(.23)	—	(.23)	20.29	13.28		121		1.40		1.16

See page 37 for footnotes.

American Balanced Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class R-2:
Six months ended 6/30/2017[3,4]	$24.66	$.12	$1.42		$1.54
Year ended 12/31/2016	23.70	.22	1.60		1.82
Year ended 12/31/2015	24.62	.23	.01		.24
Year ended 12/31/2014	24.30	.21	1.74		1.95
Year ended 12/31/2013	20.30	.20	4.02		4.22
Year ended 12/31/2012	18.13	.23	2.18		2.41
Class R-2E:
Six months ended 6/30/2017[3,4]	24.74	.17	1.41		1.58
Year ended 12/31/2016	23.77	.29	1.62		1.91
Year ended 12/31/2015	24.75	.29	.10		.39
Period from 8/29/2014 to 12/31/2014[3,12]	25.81	.15	.41		.56
Class R-3:
Six months ended 6/30/2017[3,4]	24.69	.18	1.41		1.59
Year ended 12/31/2016	23.72	.32	1.62		1.94
Year ended 12/31/2015	24.65	.33	(.01)		.32
Year ended 12/31/2014	24.32	.32	1.75		2.07
Year ended 12/31/2013	20.32	.29	4.02		4.31
Year ended 12/31/2012	18.14	.32	2.18		2.50
Class R-4:
Six months ended 6/30/2017[3,4]	24.76	.22	1.43		1.65
Year ended 12/31/2016	23.80	.40	1.60		2.00
Year ended 12/31/2015	24.72	.41	—	[7]	.41
Year ended 12/31/2014	24.38	.40	1.75		2.15
Year ended 12/31/2013	20.37	.36	4.02		4.38
Year ended 12/31/2012	18.19	.38	2.18		2.56
Class R-5E:
Six months ended 6/30/2017[3,4]	24.78	.26	1.41		1.67
Year ended 12/31/2016	23.82	.48	1.56		2.04
Period from 11/20/2015 to 12/31/2015[3,13]	25.09	.05	(.36)		(.31)
Class R-5:
Six months ended 6/30/2017[3,4]	24.83	.26	1.43		1.69
Year ended 12/31/2016	23.85	.47	1.62		2.09
Year ended 12/31/2015	24.77	.48	—	[7]	.48
Year ended 12/31/2014	24.43	.47	1.76		2.23
Year ended 12/31/2013	20.41	.43	4.03		4.46
Year ended 12/31/2012	18.22	.44	2.19		2.63

34	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.10)	$(.10)	$(.20)	$26.00	6.23%[5]		$1,241		1.38%[6]		.95%[6]
(.25)	(.61)	(.86)	24.66	7.74		1,241		1.37		.89
(.22)	(.94)	(1.16)	23.70	.97		1,220		1.32		.95
(.19)	(1.44)	(1.63)	24.62	8.03		1,308		1.36		.86
(.22)	—	(.22)	24.30	20.87		1,304		1.34		.90
(.24)	—	(.24)	20.30	13.31		1,158		1.37		1.20

(.14)	(.10)	(.24)	26.08	6.39	[5]	31		1.08	[6]	1.31	[6]
(.33)	(.61)	(.94)	24.74	8.10		17		1.08		1.18
(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22

(.21)	(1.41)	(1.62)	24.75	2.17	[5,9]	—	[10]	.16	[5,9]	.58	[5,9]

(.15)	(.10)	(.25)	26.03	6.45	[5]	3,449		.94	[6]	1.39	[6]
(.36)	(.61)	(.97)	24.69	8.24		3,349		.93		1.33
(.31)	(.94)	(1.25)	23.72	1.34		3,170		.93		1.35
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62

(.19)	(.10)	(.29)	26.12	6.67	[5]	6,227		.64	[6]	1.69	[6]
(.43)	(.61)	(1.04)	24.76	8.50		5,930		.64		1.63
(.39)	(.94)	(1.33)	23.80	1.67		4,431		.63		1.65
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60
(.38)	—	(.38)	20.37	14.14		3,006		.64		1.94

(.22)	(.10)	(.32)	26.13	6.74	[5]	4		.42	[6]	2.03	[6]
(.47)	(.61)	(1.08)	24.78	8.65		2		.42		1.94

(.12)	(.84)	(.96)	23.82	(1.21)[5]		—	[10]	.05	[5]	.20	[5]

(.23)	(.10)	(.33)	26.19	6.81	[5]	2,010		.34	[6]	1.99	[6]
(.50)	(.61)	(1.11)	24.83	8.88		1,986		.34		1.91
(.46)	(.94)	(1.40)	23.85	1.98		2,571		.34		1.94
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89
(.44)	—	(.44)	20.41	14.51		2,050		.35		2.23

See page 37 for footnotes.

American Balanced Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class R-6:
Six months ended 6/30/2017[3,4]	$24.81	$.26	$1.44		$1.70
Year ended 12/31/2016	23.84	.48	1.61		2.09
Year ended 12/31/2015	24.76	.49	—	[7]	.49
Year ended 12/31/2014	24.42	.49	1.75		2.24
Year ended 12/31/2013	20.40	.44	4.03		4.47
Year ended 12/31/2012	18.21	.45	2.19		2.64

	Six months ended	Year ended December 31
Portfolio turnover rate for all share classes[12]	June 30, 2017[3,4,5]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	53%	79%	82%	68%	55%	54%
Excluding mortgage dollar roll transactions	35%	48%	45%	48%	Not available

See Notes to Financial Statements

36	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets

$(.24)	$(.10)	$(.34)	$26.17	6.84%[5]	$15,005	.29%[6]	2.07%[6]
(.51)	(.61)	(1.12)	24.81	8.90	11,058	.29	1.98
(.47)	(.94)	(1.41)	23.84	2.02	7,290	.29	1.99
(.46)	(1.44)	(1.90)	24.76	9.22	6,076	.29	1.93
(.45)	—	(.45)	24.42	22.12	3,910	.29	1.95
(.45)	—	(.45)	20.40	14.57	2,151	.30	2.28

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[12]	Refer to Note 5 for further information on mortgage dollar rolls.

American Balanced Fund	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Balanced Fund

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,066.49	$2.92	.57%
Class A - assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C - actual return	1,000.00	1,062.74	7.01	1.37
Class C - assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T - actual return[2]	1,000.00	1,023.30	.86	.37
Class T - assumed 5% return[2]	1,000.00	1,022.96	1.86	.37
Class F-1 - actual return	1,000.00	1,066.12	3.38	.66
Class F-1 - assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 - actual return	1,000.00	1,067.89	2.05	.40
Class F-2 - assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 - actual return[3]	1,000.00	1,043.72	1.25	.29
Class F-3 - assumed 5% return[3]	1,000.00	1,023.36	1.45	.29
Class 529-A - actual return	1,000.00	1,066.17	3.33	.65
Class 529-A - assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C - actual return	1,000.00	1,062.24	7.26	1.42
Class 529-C - assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E - actual return	1,000.00	1,065.00	4.56	.89
Class 529-E - assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T - actual return[2]	1,000.00	1,023.22	.95	.41
Class 529-T - assumed 5% return[2]	1,000.00	1,022.76	2.06	.41
Class 529-F-1 - actual return	1,000.00	1,067.41	2.20	.43
Class 529-F-1 - assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 - actual return	1,000.00	1,062.60	7.06	1.38
Class R-1 - assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 - actual return	1,000.00	1,062.31	7.06	1.38
Class R-2 - assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E - actual return	1,000.00	1,063.88	5.53	1.08
Class R-2E - assumed 5% return	1,000.00	1,019.44	5.41	1.08
Class R-3 - actual return	1,000.00	1,064.47	4.81	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	1,066.71	3.28	.64
Class R-4 - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E - actual return	1,000.00	1,067.41	2.15	.42
Class R-5E - assumed 5% return	1,000.00	1,022.71	2.11	.42
Class R-5 - actual return	1,000.00	1,068.08	1.74	.34
Class R-5 - assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 - actual return	1,000.00	1,068.36	1.49	.29
Class R-6 - assumed 5% return	1,000.00	1,023.36	1.45	.29

See page 40 for footnotes.

American Balanced Fund	39

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

40	American Balanced Fund

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American Balanced Fund	41

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42	American Balanced Fund

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American Balanced Fund	43

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2017, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio

June 30, 2017

unaudited

Common stocks60.26% Information technology13.16%	Shares	Value (000)
Microsoft Corp.	62,012,000	$4,274,487
Broadcom Ltd.	7,053,457	1,643,808
Intel Corp.	31,684,100	1,069,022
Facebook, Inc., Class A1	6,272,000	946,947
Alphabet Inc., Class C1	836,800	760,425
Alphabet Inc., Class A1	179,500	166,878
ASML Holding NV (New York registered)	5,117,458	666,856
ASML Holding NV	1,905,000	248,258
Symantec Corp.2	32,026,000	904,734
Apple Inc.	5,438,000	783,181
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,527,000	682,664
Intuit Inc.	4,598,277	610,697
TE Connectivity Ltd.	7,205,000	566,889
VeriSign, Inc.1,2	5,500,000	511,280
Visa Inc., Class A	4,561,000	427,731
Texas Instruments Inc.	4,050,000	311,566
Analog Devices, Inc.	2,996,000	233,089
Amphenol Corp., Class A	806,000	59,499
MasterCard Inc., Class A	472,000	57,324
		14,925,335
Consumer discretionary9.17%
Home Depot, Inc.	17,362,349	2,663,384
Comcast Corp., Class A	61,635,000	2,398,834
Amazon.com, Inc.1	2,010,000	1,945,680
McDonald’s Corp.	3,493,000	534,988
CBS Corp., Class B	7,233,000	461,321
Starbucks Corp.	6,330,000	369,102
Charter Communications, Inc., Class A1	908,100	305,894
NIKE, Inc., Class B	4,901,000	289,159
VF Corp.	4,669,000	268,934
Marriott International, Inc., Class A	2,288,000	229,509
General Motors Co.	5,000,000	174,650
Priceline Group Inc.1	80,900	151,325
LVMH Moët Hennessy-Louis Vuitton SE	598,000	149,100
Twenty-First Century Fox, Inc., Class A	4,970,000	140,850
Viacom Inc., Class B	4,000,000	134,280
Netflix, Inc.1	548,000	81,877
Dollar General Corp.	1,013,000	73,027
Hasbro, Inc.	243,000	27,097
		10,399,011
Financials7.77%
Berkshire Hathaway Inc., Class A1	7,972	2,030,469
Berkshire Hathaway Inc., Class B1	800,000	135,496
Wells Fargo & Co.	24,943,500	1,382,119
SunTrust Banks, Inc.	16,126,083	914,672

American Balanced Fund — Page 1 of 33

unaudited

Common stocks Financials (continued)	Shares	Value (000)
JPMorgan Chase & Co.	9,753,000	$891,424
Chubb Ltd.	6,070,500	882,529
BlackRock, Inc.	1,349,000	569,831
Capital One Financial Corp.	5,468,047	451,770
Goldman Sachs Group, Inc.	1,545,228	342,886
Citigroup Inc.	4,000,000	267,520
PNC Financial Services Group, Inc.	2,000,000	249,740
Bank of America Corp.	10,000,000	242,600
Legal & General Group PLC	70,000,000	235,496
HDFC Bank Ltd.3	4,275,000	110,042
HDFC Bank Ltd. (ADR)	581,924	50,610
Intercontinental Exchange, Inc.	772,000	50,890
		8,808,094
Consumer staples6.08%
Philip Morris International Inc.	16,770,000	1,969,637
Coca-Cola Co.	32,173,000	1,442,959
Kraft Heinz Co.	11,710,850	1,002,917
Altria Group, Inc.	8,405,000	625,920
Procter & Gamble Co.	6,037,563	526,174
Costco Wholesale Corp.	1,698,900	271,705
Reynolds American Inc.	4,068,000	264,583
Coca-Cola European Partners PLC	4,000,000	162,680
Walgreens Boots Alliance, Inc.	2,000,000	156,620
Pinnacle Foods Inc.	2,345,000	139,293
British American Tobacco PLC	1,993,515	135,898
General Mills, Inc.	1,850,000	102,490
Kellogg Co.	1,350,000	93,771
		6,894,647
Energy5.75%
Schlumberger Ltd.	18,262,000	1,202,370
Royal Dutch Shell PLC, Class B (ADR)	18,493,000	1,006,574
Royal Dutch Shell PLC, Class B	4,000,000	107,452
Chevron Corp.	7,594,755	792,361
Enbridge Inc.	16,680,000	664,031
Noble Energy, Inc.	18,206,729	515,250
Halliburton Co.	10,561,000	451,060
Baker Hughes Inc.	8,000,000	436,080
ConocoPhillips	5,837,668	256,624
Concho Resources Inc.1	1,805,000	219,362
Phillips 66	2,180,000	180,264
Suncor Energy Inc.	6,000,000	175,308
BP PLC	22,000,000	126,880
TOTAL SA	1,605,245	79,360
TOTAL SA (ADR)	898,769	44,570
Hess Corp.	2,501,605	109,745
Murphy Oil Corp.	3,600,080	92,270
Weatherford International PLC1	15,850,000	61,340
		6,520,901
Health care5.75%
UnitedHealth Group Inc.	11,496,500	2,131,681
Johnson & Johnson	7,660,000	1,013,341
Merck & Co., Inc.	15,232,000	976,219

American Balanced Fund — Page 2 of 33

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Express Scripts Holding Co.1	10,676,400	$681,581
Medtronic PLC	6,005,000	532,944
Bristol-Myers Squibb Co.	5,000,000	278,600
Thermo Fisher Scientific Inc.	1,479,000	258,041
Kite Pharma, Inc.1	1,325,400	137,404
Vertex Pharmaceuticals Inc.1	998,500	128,677
Regeneron Pharmaceuticals, Inc.1	255,500	125,486
Humana Inc.	454,000	109,242
Intercept Pharmaceuticals, Inc.1	706,622	85,551
Pfizer Inc.	1,750,000	58,783
		6,517,550
Industrials3.22%
Boeing Co.	6,876,600	1,359,848
Lockheed Martin Corp.	4,207,037	1,167,916
Johnson Controls International PLC	6,430,375	278,821
General Electric Co.	8,250,000	222,832
Cummins Inc.	1,350,000	218,997
TransDigm Group Inc.	708,100	190,387
Caterpillar Inc.	1,300,000	139,698
Parker-Hannifin Corp.	425,000	67,923
		3,646,422
Materials3.00%
E.I. du Pont de Nemours and Co.	20,784,000	1,677,477
LyondellBasell Industries NV	5,290,100	446,432
Praxair, Inc.	2,888,400	382,857
Royal Gold, Inc.2	3,463,000	270,703
Sherwin-Williams Co.	743,000	260,763
Dow Chemical Co.	2,500,000	157,675
Potash Corp. of Saskatchewan Inc.	6,500,000	105,950
Nucor Corp.	1,750,000	101,272
		3,403,129
Real estate1.48%
Crown Castle International Corp. REIT	6,133,446	614,448
Iron Mountain Inc. REIT	10,166,200	349,311
Digital Realty Trust, Inc. REIT	2,500,000	282,375
Equinix, Inc. REIT	400,000	171,664
American Tower Corp. REIT	1,228,000	162,489
Ventas, Inc. REIT	1,358,000	94,354
		1,674,641
Telecommunication services0.45%
AT&T Inc.	11,632,000	438,875
Verizon Communications Inc.	1,636,000	73,064
		511,939
Utilities0.31%
PG&E Corp.	2,000,000	132,740
Dominion Energy, Inc.	1,680,381	128,768
Pinnacle West Capital Corp.	1,000,000	85,160
		346,668

American Balanced Fund — Page 3 of 33

unaudited

Common stocks Miscellaneous4.12%	Shares	Value (000)
Other common stocks in initial period of acquisition		$4,667,855
Total common stocks (cost: $44,241,086,000)		68,316,192
Preferred securities0.00% Financials0.00%
CoBank, ACB, Class E, noncumulative4	7,440	4,627
Total preferred securities (cost: $5,208,000)		4,627
Bonds, notes & other debt instruments33.56% Corporate bonds & notes12.52% Financials3.01%	Principal?amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,681
ACE INA Holdings Inc. 2.875% 2022	22,180	22,577
ACE INA Holdings Inc. 3.35% 2026	5,180	5,305
Allstate Corp. 3.28% 2026	10,185	10,359
American Express Co. 6.15% 2017	22,800	22,951
American Express Credit Co. 1.55% 2017	9,055	9,057
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	29,053
AXA SA, Series B, junior subordinated 6.379% (undated)4	2,000	2,263
Banco Santander, SA 3.70% 20224	28,500	28,896
Bank of America Corp. 2.625% 2020	20,000	20,216
Bank of America Corp. 2.625% 2021	4,730	4,755
Bank of America Corp. 2.503% 2022	29,000	28,661
Bank of America Corp. 3.124% 2023	28,000	28,334
Bank of America Corp. 3.875% 2025	25,385	26,291
Bank of America Corp. 3.248% 2027	11,250	10,896
Bank of America Corp. 3.705% 2028	21,750	21,941
Bank of America Corp. 3.824% 2028	10,500	10,696
Bank of America Corp. 4.244% 2038	7,500	7,824
Barclays Bank PLC 3.25% 2021	19,345	19,695
Barclays Bank PLC 3.65% 2025	18,500	18,476
BB&T Corp. 2.45% 2020	37,000	37,424
BB&T Corp. 2.625% 2022	22,500	22,772
BB&T Corp. 2.75% 2022	45,000	45,690
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,214
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,422
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,808
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,231
BNP Paribas 4.375% 20254	5,700	5,919
BNP Paribas 4.375% 20264	6,350	6,592
BPCE SA group 5.70% 20234	13,830	15,417
BPCE SA group 5.15% 20244	20,000	21,401
Capital One Financial Corp. 3.20% 2025	20,000	19,612
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6	805	805
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20193,4,5,6	615	614
Charles Schwab Corp. 3.45% 2026	3,885	3,985
Citigroup Inc. 2.05% 2019	24,500	24,528
Citigroup Inc. 8.50% 2019	8,416	9,404
Citigroup Inc. 2.35% 2021	71,000	70,416
Citigroup Inc. 2.70% 2021	24,500	24,673
Citigroup Inc. 2.90% 2021	53,000	53,586

American Balanced Fund — Page 4 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Citigroup Inc. 3.20% 2026	$18,000	$17,528
Citigroup Inc. 3.887% 2028	9,500	9,667
CME Group Inc. 5.30% 2043	3,135	3,912
CNA Financial Corp. 3.95% 2024	9,910	10,295
Commonwealth Bank of Australia 2.25% 20204	6,250	6,265
Commonwealth Bank of Australia 2.75% 20224	6,250	6,308
Crédit Agricole SA 2.375% 20214	6,645	6,622
Crédit Agricole SA 3.375% 20224	20,125	20,683
Crédit Agricole SA 4.375% 20254	14,825	15,397
Credit Suisse Group AG 1.70% 2018	12,000	12,001
Credit Suisse Group AG 3.45% 2021	20,000	20,547
Credit Suisse Group AG 3.80% 2023	32,275	33,314
Danske Bank AS 2.00% 20214	37,870	37,242
Danske Bank AS 2.70% 20224	47,600	47,932
DNB ASA 2.375% 20214	27,000	26,895
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,174
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,013
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,754
Goldman Sachs Group, Inc. 2.75% 2020	20,725	20,989
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.516% 20216	25,782	26,286
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,491
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,466
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,931
Goldman Sachs Group, Inc. 3.00% 2022	35,000	35,343
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,529
Goldman Sachs Group, Inc. 2.908% 2023	53,750	53,598
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,289
Goldman Sachs Group, Inc. 3.75% 2026	12,629	12,884
Goldman Sachs Group, Inc. 3.691% 2028	34,750	34,935
HSBC Holdings PLC 2.95% 2021	32,500	32,928
HSBC Holdings PLC 2.65% 2022	15,000	14,959
HSBC Holdings PLC 3.262% 2023	50,500	51,485
HSBC Holdings PLC 4.25% 2024	8,000	8,289
HSBC Holdings PLC 3.90% 2026	7,825	8,087
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,200
Intesa Sanpaolo SpA 5.017% 20244	27,485	27,917
JPMorgan Chase & Co. 2.25% 2020	42,185	42,328
JPMorgan Chase & Co. 2.55% 2020	32,300	32,583
JPMorgan Chase & Co. 2.40% 2021	32,500	32,453
JPMorgan Chase & Co. 2.55% 2021	24,235	24,364
JPMorgan Chase & Co. 3.25% 2022	10,000	10,254
JPMorgan Chase & Co. 3.875% 2024	25,000	25,820
JPMorgan Chase & Co. 3.54% 2028	30,000	30,203
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	35,000	36,531
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	28,438
Keybank National Association 2.50% 2019	17,000	17,176
Leucadia National Corp. 5.50% 2023	830	889
Liberty Mutual Group Inc. 4.25% 20234	3,000	3,195
Lloyds Banking Group PLC 3.00% 2022	30,000	30,325
Lloyds Banking Group PLC 4.582% 2025	14,750	15,321
MetLife Global Funding I 1.55% 20194	15,500	15,368
MetLife Global Funding I 2.30% 20194	10,120	10,208
MetLife Global Funding I 2.00% 20204	6,125	6,110
MetLife Global Funding I 2.50% 20204	46,300	46,645

American Balanced Fund — Page 5 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
MetLife Global Funding I 1.95% 20214	$15,500	$15,193
MetLife, Inc. 3.60% 2025	4,595	4,772
MetLife, Inc. 5.25% 2049	4,600	4,787
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	25,143
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	18,582
Moody’s Corp. 2.75% 2021	20,000	20,186
Morgan Stanley 2.50% 2021	46,000	45,985
Morgan Stanley 2.75% 2022	29,500	29,510
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 20246	52,250	52,562
Morgan Stanley 4.00% 2025	8,950	9,352
Morgan Stanley 3.875% 2026	9,500	9,792
Morgan Stanley 3.625% 2027	20,125	20,278
National Australia Bank Ltd. 1.375% 2019	10,200	10,084
National Australia Bank Ltd. 1.875% 2021	10,200	9,984
National Australia Bank Ltd. 2.50% 2022	29,500	29,349
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.536% 20244,6	8,150	8,162
New York Life Global Funding 1.50% 20194	15,265	15,144
New York Life Global Funding 2.10% 20194	15,000	15,076
New York Life Global Funding 1.95% 20204	16,000	15,971
New York Life Global Funding 1.70% 20214	40,500	39,487
New York Life Global Funding 2.35% 20264	11,890	11,392
Nordea Bank AB 2.50% 20204	19,955	20,153
Nordea Bank AB 2.25% 20214	8,800	8,747
PNC Bank 1.45% 2019	33,375	33,069
PNC Bank 2.40% 2019	14,800	14,945
PNC Bank 2.60% 2020	30,000	30,435
PNC Bank 2.55% 2021	17,000	17,119
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,920
Prudential Financial, Inc. 2.30% 2018	7,595	7,640
Prudential Financial, Inc. 3.50% 2024	23,600	24,609
QBE Insurance Group Ltd. 2.40% 20184	19,300	19,321
Rabobank Nederland 2.25% 2019	15,000	15,100
Rabobank Nederland 2.50% 2021	14,700	14,793
Rabobank Nederland 2.75% 2022	23,500	23,870
Rabobank Nederland 4.375% 2025	22,650	23,795
Skandinaviska Enskilda Banken AB 1.875% 2021	25,500	24,930
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	23,193
Skandinaviska Enskilda Banken AB 2.80% 2022	33,750	34,149
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,570
Svenska Handelsbanken AB 1.875% 2021	16,845	16,483
Travelers Companies, Inc. 4.00% 2047	22,735	23,308
UBS Group AG 2.95% 20204	20,000	20,445
UBS Group AG 4.125% 20254	28,250	29,646
UniCredit SPA 3.75% 20224	70,825	72,606
UniCredit SPA 4.625% 20274	30,900	32,661
UniCredit SPA 5.861% 20324	48,700	50,115
Unum Group 5.625% 2020	345	378
Unum Group 3.875% 2025	5,045	5,123
US Bancorp. 2.625% 2022	16,225	16,402
US Bancorp. 3.70% 2024	18,000	19,044
US Bancorp. 2.375% 2026	35,000	33,028
US Bancorp. 3.15% 2027	46,500	46,641
US Bank NA 1.40% 2019	5,465	5,433
US Bank NA 2.125% 2019	30,000	30,234

American Balanced Fund — Page 6 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Wells Fargo & Co. 2.15% 2019	$20,000	$20,101
Wells Fargo & Co. 2.55% 2020	16,100	16,291
Wells Fargo & Co. 2.10% 2021	25,600	25,273
Wells Fargo & Co. 2.50% 2021	67,182	67,444
Wells Fargo & Co. 4.60% 2021	25,000	26,960
Wells Fargo & Co. 3.069% 2023	48,000	48,669
Wells Fargo & Co. 3.00% 2026	16,750	16,332
Wells Fargo & Co. 3.584% 2028	21,375	21,625
Westpac Banking Corp. 2.15% 2020	28,000	28,064
		3,414,261
Health care1.68%
Abbott Laboratories 2.80% 2020	13,870	14,096
Abbott Laboratories 2.90% 2021	49,920	50,446
Abbott Laboratories 3.40% 2023	16,745	17,163
Abbott Laboratories 3.75% 2026	58,770	60,115
Abbott Laboratories 4.75% 2036	4,800	5,247
Abbott Laboratories 4.90% 2046	30,695	34,061
AbbVie Inc. 2.50% 2020	10,400	10,527
AbbVie Inc. 2.30% 2021	25,485	25,443
AbbVie Inc. 3.20% 2022	5,685	5,837
AbbVie Inc. 2.85% 2023	11,095	11,084
AbbVie Inc. 3.60% 2025	23,000	23,502
AbbVie Inc. 3.20% 2026	36,045	35,691
AbbVie Inc. 4.50% 2035	10,360	10,971
AbbVie Inc. 4.30% 2036	4,730	4,834
AbbVie Inc. 4.45% 2046	38,800	40,270
Aetna Inc. 1.70% 2018	42,635	42,662
Allergan PLC 3.00% 2020	26,950	27,555
Allergan PLC 3.45% 2022	32,390	33,420
Allergan PLC 3.85% 2024	15,000	15,667
Allergan PLC 4.55% 2035	7,870	8,432
Allergan PLC 4.75% 2045	7,882	8,554
AmerisourceBergen Corp. 3.25% 2025	2,170	2,199
AmerisourceBergen Corp. 4.25% 2045	2,045	2,082
Amgen Inc. 1.85% 2021	13,745	13,450
Amgen Inc. 2.65% 2022	13,000	13,056
Amgen Inc. 2.70% 2022	21,240	21,383
Amgen Inc. 4.40% 2045	20,000	20,654
AstraZeneca PLC 2.375% 2022	29,195	29,143
AstraZeneca PLC 3.375% 2025	30,445	31,133
Baxalta Inc. 4.00% 2025	29,020	30,321
Bayer AG 2.375% 20194	8,245	8,314
Becton, Dickinson and Co. 2.133% 2019	17,750	17,786
Becton, Dickinson and Co. 2.404% 2020	17,750	17,800
Becton, Dickinson and Co. 2.894% 2022	58,500	58,639
Becton, Dickinson and Co. 3.363% 2024	40,505	40,644
Becton, Dickinson and Co. 3.734% 2024	2,896	2,948
Becton, Dickinson and Co. 3.70% 2027	41,795	41,945
Becton, Dickinson and Co. 4.669% 2047	3,015	3,118
Biogen Inc. 3.625% 2022	10,210	10,690
Boston Scientific Corp. 3.375% 2022	20,000	20,609
Boston Scientific Corp. 3.85% 2025	61,550	63,672
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,001

American Balanced Fund — Page 7 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Celgene Corp. 3.55% 2022	$10,770	$11,224
Celgene Corp. 3.625% 2024	30,000	31,113
Celgene Corp. 3.875% 2025	38,540	40,321
Celgene Corp. 4.625% 2044	2,400	2,535
EMD Finance LLC 2.40% 20204	24,900	25,073
EMD Finance LLC 2.95% 20224	12,850	13,091
EMD Finance LLC 3.25% 20254	54,600	54,887
Humana Inc. 3.15% 2022	20,000	20,367
Johnson & Johnson 2.25% 2022	28,250	28,415
Johnson & Johnson 2.45% 2026	8,360	8,162
Johnson & Johnson 2.95% 2027	17,000	17,226
Johnson & Johnson 3.625% 2037	17,000	17,836
Johnson & Johnson 3.75% 2047	17,000	17,690
Medtronic, Inc. 3.50% 2025	22,500	23,437
Medtronic, Inc. 3.35% 2027	24,775	25,291
Medtronic, Inc. 4.375% 2035	12,627	13,920
Medtronic, Inc. 4.625% 2045	11,095	12,535
Novartis Capital Corp. 2.40% 2022	28,000	28,236
Pfizer Inc. 7.20% 2039	485	728
Roche Holdings, Inc. 2.875% 20214	24,400	24,965
Roche Holdings, Inc. 1.75% 20224	18,330	17,875
Roche Holdings, Inc. 3.00% 20254	19,000	19,080
Roche Holdings, Inc. 2.375% 20274	19,685	18,695
Shire PLC 1.90% 2019	20,000	19,919
Shire PLC 2.40% 2021	54,555	53,967
Shire PLC 2.875% 2023	38,195	37,906
Shire PLC 3.20% 2026	32,450	31,797
Stryker Corp. 2.625% 2021	5,200	5,258
Teva Pharmaceutical Finance Company BV 1.40% 2018	43,665	43,574
Teva Pharmaceutical Finance Company BV 1.70% 2019	44,530	44,155
Teva Pharmaceutical Finance Company BV 2.20% 2021	31,195	30,649
Teva Pharmaceutical Finance Company BV 2.80% 2023	15,940	15,523
Teva Pharmaceutical Finance Company BV 3.15% 2026	27,795	26,451
Teva Pharmaceutical Finance Company BV 4.10% 2046	30,640	28,379
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,078
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,646
UnitedHealth Group Inc. 1.40% 2017	10,000	9,998
UnitedHealth Group Inc. 6.00% 2018	35,000	35,938
UnitedHealth Group Inc. 2.125% 2021	26,195	26,141
UnitedHealth Group Inc. 3.35% 2022	15,405	16,092
WellPoint, Inc. 2.25% 2019	15,500	15,580
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,040
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,216
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,180
		1,907,353
Energy1.58%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,314
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,556
Anadarko Petroleum Corp. 6.45% 2036	685	809
Anadarko Petroleum Corp. 6.60% 2046	13,200	16,357
APT Pipelines Ltd. 4.20% 20254	27,300	28,230
Boardwalk Pipelines, LP 4.45% 2027	10,090	10,352
Canadian Natural Resources Ltd. 2.95% 2023	46,210	45,894

American Balanced Fund — Page 8 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.80% 2024	$1,720	$1,743
Canadian Natural Resources Ltd. 3.85% 2027	21,020	20,942
Canadian Natural Resources Ltd. 4.95% 2047	13,360	13,630
Cenovus Energy Inc. 3.00% 2022	2,000	1,914
Cenovus Energy Inc. 3.80% 2023	20,710	20,456
Cenovus Energy Inc. 4.25% 20274	52,985	50,580
Cenovus Energy Inc. 5.25% 20374	17,000	15,941
Cenovus Energy Inc. 5.40% 20474	18,970	17,792
Chevron Corp. 2.498% 2022	20,630	20,834
Chevron Corp. 2.566% 2023	13,000	13,031
Chevron Corp. 2.895% 2024	34,000	34,344
Chevron Corp. 3.326% 2025	8,700	8,927
Chevron Corp. 2.954% 2026	6,700	6,658
ConocoPhillips 4.20% 2021	34,295	36,389
ConocoPhillips 4.95% 2026	18,000	20,084
Devon Energy Corp. 5.85% 2025	15,000	17,075
Devon Energy Corp. 5.00% 2045	23,775	24,341
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,586
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,567
Enbridge Energy Partners, LP 4.20% 2021	300	313
Enbridge Energy Partners, LP 5.875% 2025	36,990	42,270
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,783
Enbridge Energy Partners, LP 7.375% 2045	19,575	25,043
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	17,990
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,424
Enbridge Inc. 4.00% 2023	37,535	39,457
Enbridge Inc. 3.50% 2024	990	991
Enbridge Inc. 4.25% 2026	7,640	7,991
Enbridge Inc. 3.70% 2027	11,940	11,957
Enbridge Inc. 5.50% 2046	21,595	24,464
Energy Transfer Partners, LP 4.15% 2020	11,500	11,952
Energy Transfer Partners, LP 4.75% 2026	28,100	29,286
Energy Transfer Partners, LP 4.20% 2027	19,260	19,222
Energy Transfer Partners, LP 6.125% 2045	14,990	16,444
Energy Transfer Partners, LP 5.30% 2047	20,000	19,886
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,516
EnLink Midstream Partners, LP 4.15% 2025	37,740	37,334
EnLink Midstream Partners, LP 4.85% 2026	25,000	26,059
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,770
EnLink Midstream Partners, LP 5.45% 2047	14,125	14,154
Enterprise Products Operating LLC 3.90% 2024	16,545	17,234
Enterprise Products Operating LLC 3.95% 2027	550	570
EOG Resources, Inc. 4.15% 2026	10,220	10,758
Exxon Mobil Corp. 2.222% 2021	18,000	18,126
Exxon Mobil Corp. 2.726% 2023	12,000	12,150
Halliburton Co. 3.80% 2025	44,890	46,089
Halliburton Co. 5.00% 2045	5,900	6,310
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,144
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,850
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,078
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,406
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,311
Kinder Morgan Energy Partners, LP 5.50% 2044	11,321	11,740
Kinder Morgan, Inc. 3.05% 2019	17,150	17,459

American Balanced Fund — Page 9 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Kinder Morgan, Inc. 4.30% 2025	$19,285	$20,085
Kinder Morgan, Inc. 5.30% 2034	8,205	8,480
Kinder Morgan, Inc. 5.55% 2045	26,835	28,577
MPLX LP 4.125% 2027	13,650	13,724
MPLX LP 5.20% 2047	6,130	6,311
Petróleos Mexicanos 5.50% 2021	9,500	9,977
Petróleos Mexicanos 6.375% 2021	12,110	13,137
Petróleos Mexicanos 5.375% 20224	9,870	10,403
Petróleos Mexicanos 3.50% 2023	22,000	21,142
Petróleos Mexicanos 4.625% 2023	10,000	10,145
Petróleos Mexicanos 6.875% 2026	11,350	12,604
Petróleos Mexicanos 6.50% 20274	21,055	22,645
Petróleos Mexicanos 5.50% 2044	2,173	1,932
Petróleos Mexicanos 5.625% 2046	25,290	22,514
Petróleos Mexicanos 6.75% 2047	29,952	30,323
Phillips 66 Partners LP 3.605% 2025	1,950	1,934
Phillips 66 Partners LP 3.55% 2026	3,350	3,261
Phillips 66 Partners LP 4.90% 2046	20,100	19,926
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,855
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,722
Royal Dutch Shell PLC 1.75% 2021	8,905	8,743
Royal Dutch Shell PLC 3.75% 2046	31,750	30,169
Sabine Pass Liquefaction, LLC 5.625% 2023	25,500	28,376
Sabine Pass Liquefaction, LLC 5.875% 2026	25,000	28,027
Sabine Pass Liquefaction, LLC 4.20% 20284	86,845	87,931
Schlumberger BV 3.00% 20204	14,535	14,810
Schlumberger BV 3.625% 20224	11,340	11,811
Schlumberger BV 4.00% 20254	25,565	26,849
Shell International Finance BV 2.25% 2020	49,450	49,809
Shell International Finance BV 2.875% 2026	11,500	11,362
Spectra Energy Partners, LP 4.75% 2024	7,030	7,588
Spectra Energy Partners, LP 3.375% 2026	6,160	6,034
Spectra Energy Partners, LP 4.50% 2045	6,765	6,703
Statoil ASA 3.125% 2017	16,500	16,530
Statoil ASA 2.75% 2021	5,395	5,476
Statoil ASA 3.25% 2024	1,690	1,729
Statoil ASA 4.25% 2041	6,000	6,168
TC PipeLines, LP 4.375% 2025	7,880	8,225
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,793
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	6,787
Western Gas Partners LP 3.95% 2025	3,730	3,712
Western Gas Partners LP 4.65% 2026	7,045	7,225
Williams Partners LP 4.50% 2023	6,400	6,840
Williams Partners LP 4.30% 2024	7,870	8,198
Williams Partners LP 4.00% 2025	4,800	4,897
Williams Partners LP 3.75% 2027	4,485	4,449
Woodside Petroleum Ltd. 3.65% 20254	12,400	12,377
		1,795,192
Consumer discretionary1.46%
Amazon.com, Inc. 3.80% 2024	49,975	53,361
Amazon.com, Inc. 4.95% 2044	5,500	6,516
American Honda Finance Corp. 1.20% 2019	25,500	25,265
American Honda Finance Corp. 2.25% 2019	16,500	16,646

American Balanced Fund — Page 10 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
American Honda Finance Corp. 1.65% 2021	$18,065	$17,683
CBS Corp. 3.50% 2025	15,000	15,227
CBS Corp. 4.60% 2045	25,000	25,781
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	22,500	23,997
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,822
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	18,025	21,737
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20474	18,035	19,178
Comcast Corp. 6.30% 2017	16,750	17,040
Comcast Corp. 1.625% 2022	10,250	9,972
Comcast Corp. 3.15% 2026	11,215	11,286
Comcast Corp. 2.35% 2027	27,250	25,611
Comcast Corp. 3.30% 2027	11,250	11,403
Comcast Corp. 3.20% 2036	7,250	6,809
Comcast Corp. 6.45% 2037	15,000	20,018
Comcast Corp. 4.60% 2045	20,000	21,894
DaimlerChrysler North America Holding Corp. 1.375% 20174	15,125	15,125
DaimlerChrysler North America Holding Corp. 1.50% 20194	25,500	25,266
DaimlerChrysler North America Holding Corp. 2.25% 20194	13,000	13,051
DaimlerChrysler North America Holding Corp. 2.25% 20204	9,780	9,793
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	22,145
DaimlerChrysler North America Holding Corp. 3.45% 20274	23,925	24,347
Ford Motor Credit Co. 2.145% 2018	15,485	15,540
Ford Motor Credit Co. 2.375% 2018	8,990	9,020
Ford Motor Credit Co. 2.551% 2018	9,015	9,077
Ford Motor Credit Co. 2.597% 2019	26,735	26,929
Ford Motor Credit Co. 2.943% 2019	21,000	21,278
Ford Motor Credit Co. 3.157% 2020	30,400	31,000
Ford Motor Credit Co. 3.20% 2021	8,300	8,431
Ford Motor Credit Co. 3.219% 2022	16,000	16,157
Ford Motor Credit Co. 3.096% 2023	24,000	23,744
Ford Motor Credit Co. 4.375% 2023	15,475	16,301
Ford Motor Credit Co. 3.664% 2024	10,000	9,992
Ford Motor Credit Co. 3.81% 2024	20,000	20,274
Ford Motor Credit Co. 4.134% 2025	21,355	21,763
Ford Motor Credit Co. 5.291% 2046	20,000	20,630
General Motors Financial Co. 2.35% 2019	18,000	18,009
General Motors Financial Co. 2.40% 2019	20,435	20,500
General Motors Financial Co. 3.50% 2019	4,685	4,796
General Motors Financial Co. 3.70% 2020	42,325	43,823
General Motors Financial Co. 3.20% 2021	23,600	23,885
General Motors Financial Co. 4.20% 2021	23,000	24,142
General Motors Financial Co. 4.375% 2021	5,500	5,824
General Motors Financial Co. 3.45% 2022	52,100	53,005
General Motors Financial Co. 3.45% 2022	30,000	30,527
General Motors Financial Co. 3.70% 2023	28,200	28,669
General Motors Financial Co. 4.30% 2025	18,175	18,570
General Motors Financial Co. 4.35% 2027	11,250	11,411
General Motors Financial Co. 6.60% 2036	11,785	13,706
Home Depot, Inc. 1.80% 2020	26,880	26,902
Home Depot, Inc. 2.00% 2021	18,000	17,957
Home Depot, Inc. 4.40% 2021	15,000	16,174
Home Depot, Inc. 2.125% 2026	25,000	23,403
Home Depot, Inc. 5.95% 2041	7,500	9,949
Home Depot, Inc. 4.25% 2046	19,800	21,358

American Balanced Fund — Page 11 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Home Depot, Inc. 3.90% 2047	$17,750	$18,069
Hyundai Capital America 2.00% 20194	11,960	11,871
Hyundai Capital America 2.55% 20204	8,300	8,284
Hyundai Capital America 2.45% 20214	33,000	32,607
Hyundai Capital America 3.10% 20224	26,390	26,486
Lowe’s Companies, Inc. 2.50% 2026	23,310	22,435
Lowe’s Companies, Inc. 3.10% 2027	21,000	20,933
McDonald’s Corp. 2.625% 2022	23,710	23,875
McDonald’s Corp. 3.70% 2026	17,905	18,578
McDonald’s Corp. 3.50% 2027	15,000	15,280
NBC Universal Enterprise, Inc. 5.25% 20494	475	506
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,194
Newell Rubbermaid Inc. 3.85% 2023	31,830	33,457
Newell Rubbermaid Inc. 4.20% 2026	62,505	66,445
NIKE, Inc. 2.375% 2026	25,500	24,223
NIKE, Inc. 3.375% 2046	7,250	6,699
Nordstrom, Inc. 4.00% 2021	6,245	6,384
Starbucks Corp. 2.10% 2021	1,395	1,404
Thomson Reuters Corp. 1.65% 2017	4,965	4,966
Thomson Reuters Corp. 6.50% 2018	20,815	21,796
Thomson Reuters Corp. 4.30% 2023	4,500	4,831
Thomson Reuters Corp. 3.35% 2026	12,410	12,415
Thomson Reuters Corp. 5.65% 2043	2,000	2,326
Time Warner Cable Inc. 6.75% 2018	20,000	20,930
Time Warner Inc. 3.80% 2027	6,045	6,098
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,612
Toyota Motor Credit Corp. 2.60% 2022	33,015	33,381
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,791
		1,653,595
Utilities1.23%
Ameren Corp. 3.65% 2026	1,410	1,442
American Electric Power Co., Inc. 2.95% 2022	13,694	13,957
American Electric Power Co., Inc. 2.75% 2026	5,690	5,465
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,769
CMS Energy Corp. 8.75% 2019	5,797	6,515
CMS Energy Corp. 5.05% 2022	9,215	10,145
Comision Federal de Electricidad 4.75% 20274	10,725	11,060
Commonwealth Edison Company 2.55% 2026	16,785	16,172
Commonwealth Edison Company 4.35% 2045	8,345	9,045
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,779
Consumers Energy Co. 3.375% 2023	1,435	1,502
Consumers Energy Co. 3.125% 2024	10,520	10,676
Consumers Energy Co. 3.25% 2046	10,635	9,792
Dominion Resources, Inc. 1.875% 20184	25,000	24,976
Dominion Resources, Inc. 1.60% 2019	3,660	3,631
Dominion Resources, Inc. 2.962% 2019	11,040	11,211
Dominion Resources, Inc. 2.579% 2020	7,025	7,066
Dominion Resources, Inc. 2.00% 2021	13,335	13,090
Dominion Resources, Inc. 2.75% 2022	36,516	36,749
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,707
Duke Energy Corp. 1.80% 2021	10,635	10,391
Duke Energy Corp. 3.75% 2024	24,295	25,420
Duke Energy Corp. 2.65% 2026	10,250	9,755

American Balanced Fund — Page 12 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Duke Energy Florida, LLC 3.20% 2027	$23,075	$23,401
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,358
Duke Energy Progress Inc. 4.15% 2044	26,190	27,523
Duke Energy Progress Inc. 3.70% 2046	29,270	28,889
E.ON International Finance BV 5.80% 20184	24,450	25,201
EDP Finance BV 3.625% 20244	63,525	62,824
Electricité de France SA 2.35% 20204	4,600	4,620
Electricité de France SA 6.95% 20394	10,325	13,761
Emera Inc. 6.75% 2076	11,600	13,166
Emera US Finance LP 2.15% 2019	9,165	9,161
Emera US Finance LP 2.70% 2021	11,940	11,968
Emera US Finance LP 3.55% 2026	17,715	17,791
Enel Finance International SA 2.875% 20224	29,500	29,571
Enel Finance International SA 3.625% 20274	29,500	29,279
Enersis Américas SA 4.00% 2026	4,330	4,383
Entergy Corp. 2.95% 2026	24,040	23,068
Eversource Energy 2.50% 2021	10,200	10,170
Eversource Energy 2.70% 2026	4,085	3,942
Exelon Corp. 2.85% 2020	15,000	15,248
Exelon Corp. 3.497% 2022	36,950	37,935
Exelon Corp. 3.40% 2026	2,840	2,836
Exelon Corp. 4.45% 2046	12,640	13,136
FirstEnergy Corp. 2.85% 2022	20,240	20,194
FirstEnergy Corp. 3.90% 2027	45,200	45,302
FirstEnergy Corp. 7.375% 2031	17,250	22,746
FirstEnergy Corp. 4.85% 2047	54,385	55,340
Great Plains Energy Inc. 3.15% 2022	10,925	11,051
Great Plains Energy Inc. 3.90%2027	13,200	13,381
Great Plains Energy Inc. 4.20% 2047	8,400	8,604
MidAmerican Energy Co. 2.40% 2019	5,500	5,559
MidAmerican Energy Co. 3.10% 2027	21,335	21,525
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	15,759
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,064
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	9,399
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,114
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,504
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,646
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,410
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,616
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	15,724
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	21,976
Niagara Mohawk Power Corp. 3.508% 20244	6,375	6,601
Northeast Utilities 1.60% 2018	10,000	9,986
Northeast Utilities 3.15% 2025	8,845	8,886
Northern States Power Co. 4.125% 2044	18,000	19,170
NV Energy, Inc 6.25% 2020	10,168	11,447
Ohio Power Co., Series G, 6.60% 2033	165	210
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,959
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,789
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,478
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,083
Pacific Gas and Electric Co. 2.95% 2026	11,205	11,141
Pacific Gas and Electric Co. 3.30% 2027	11,325	11,593
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,632

American Balanced Fund — Page 13 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Pacific Gas and Electric Co. 4.30% 2045	$3,170	$3,409
PacifiCorp. 3.35% 2025	7,800	7,967
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,565
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,313
PG&E Corp. 2.40% 2019	9,380	9,430
Public Service Co. of Colorado 2.25% 2022	6,000	5,960
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,753
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,060
Public Service Electric and Gas Co., 3.05% 2024	13,425	13,536
Public Service Enterprise Group Inc. 2.00% 2021	7,985	7,812
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,661
Puget Energy, Inc. 6.50% 2020	5,750	6,432
Puget Energy, Inc. 6.00% 2021	13,200	14,836
Puget Energy, Inc. 5.625% 2022	14,950	16,718
Puget Energy, Inc. 3.65% 2025	9,400	9,434
Sierra Pacific Power Co. 2.60% 2026	8,000	7,732
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,389
Southern California Edison Co., 1.845% 20225	11,018	10,883
Tampa Electric Co. 4.35% 2044	11,410	11,746
Teco Finance, Inc. 5.15% 2020	5,627	5,984
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,5	207	209
Virginia Electric and Power Co. 3.50% 2027	29,000	29,882
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,065
Xcel Energy Inc. 4.70% 2020	4,845	5,132
Xcel Energy Inc. 3.30% 2025	5,795	5,856
		1,399,199
Consumer staples0.91%
Altria Group, Inc. 9.25% 2019	5,067	5,819
Altria Group, Inc. 2.625% 2020	14,760	14,993
Altria Group, Inc. 2.95% 2023	12,000	12,102
Altria Group, Inc. 4.00% 2024	7,400	7,903
Altria Group, Inc. 2.625% 2026	18,585	17,917
Altria Group, Inc. 9.95% 2038	13,500	22,914
Altria Group, Inc. 4.50% 2043	13,700	14,639
Altria Group, Inc. 5.375% 2044	6,825	8,257
Altria Group, Inc. 3.875% 2046	12,970	12,650
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,819
Anheuser-Busch InBev NV 7.75% 2019	20,000	21,768
Anheuser-Busch InBev NV 3.30% 2023	22,345	23,035
Anheuser-Busch InBev NV 3.65% 2026	57,965	59,832
British American Tobacco International Finance PLC 3.95% 20254	16,500	17,155
Constellation Brands, Inc. 2.70% 2022	6,780	6,779
Constellation Brands, Inc. 3.50% 2027	7,995	8,005
Constellation Brands, Inc. 4.50% 2047	3,465	3,587
Costco Wholesale Corp. 2.15% 2021	17,500	17,514
Costco Wholesale Corp. 2.30% 2022	17,500	17,473
Costco Wholesale Corp. 2.75% 2024	57,500	57,527
Costco Wholesale Corp. 3.00% 2027	17,500	17,477
Imperial Tobacco Finance PLC 2.05% 20184	16,000	16,023
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,419
Kraft Foods Inc. 3.50% 2022	23,285	24,134
Kraft Heinz Co. 4.375% 2046	5,290	5,176
Kroger Co. 2.60% 2021	6,100	6,105

American Balanced Fund — Page 14 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Kroger Co. 3.50% 2026	$16,135	$15,933
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,696
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,622
Molson Coors Brewing Co. 1.45% 2019	7,465	7,378
Molson Coors Brewing Co. 1.90% 20194	10,015	10,006
Molson Coors Brewing Co. 2.25% 20204	8,590	8,595
Molson Coors Brewing Co. 2.10% 2021	11,385	11,205
Molson Coors Brewing Co. 3.00% 2026	9,670	9,320
Molson Coors Brewing Co. 4.20% 2046	10,475	10,323
PepsiCo, Inc. 1.35% 2019	13,215	13,103
Pernod Ricard SA 4.45% 20224	9,600	10,302
Philip Morris International Inc. 2.00% 2020	23,400	23,457
Philip Morris International Inc. 1.875% 2021	25,020	24,723
Philip Morris International Inc. 2.625% 2022	30,160	30,381
Philip Morris International Inc. 3.25% 2024	10,000	10,191
Philip Morris International Inc. 3.375% 2025	27,395	28,096
Philip Morris International Inc. 4.25% 2044	6,000	6,200
Procter & Gamble Co. 1.70% 2021	8,270	8,166
Procter & Gamble Co. 2.45% 2026	15,000	14,678
Reckitt Benckiser Group PLC 2.375% 20224	75,000	74,554
Reckitt Benckiser Group PLC 2.75% 20244	63,290	62,738
Reynolds American Inc. 2.30% 2018	5,900	5,927
Reynolds American Inc. 3.25% 2022	11,420	11,501
Reynolds American Inc. 4.00% 2022	6,695	7,102
Reynolds American Inc. 4.85% 2023	12,000	13,246
Reynolds American Inc. 4.45% 2025	34,365	36,952
Reynolds American Inc. 5.70% 2035	1,555	1,850
Reynolds American Inc. 6.15% 2043	1,975	2,478
Reynolds American Inc. 5.85% 2045	32,595	40,115
The JM Smucker Co. 3.50% 2025	5,775	5,946
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,640
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	17,658
WM. Wrigley Jr. Co 3.375% 20204	22,500	23,241
		1,031,345
Information technology0.73%
Alphabet Inc. 1.998% 2026	38,850	36,398
Apple Inc. 1.55% 2021	31,235	30,531
Apple Inc. 2.25% 2021	23,000	23,162
Apple Inc. 2.50% 2022	16,750	16,907
Apple Inc. 3.00% 2024	10,000	10,158
Broadcom Ltd. 2.375% 20204	15,000	15,030
Broadcom Ltd. 3.00% 20224	85,000	85,840
Broadcom Ltd. 3.625% 20244	78,750	80,655
Broadcom Ltd. 3.875% 20274	138,385	142,398
Harris Corp. 3.832% 2025	6,615	6,859
Intel Corp. 3.70% 2025	22,000	23,122
Intel Corp. 4.90% 2045	14,540	16,958
Microsoft Corp. 1.55% 2021	51,435	50,350
Microsoft Corp. 2.40% 2022	50,065	50,563
Microsoft Corp. 2.875% 2024	10,785	10,967
Microsoft Corp. 2.40% 2026	27,000	26,019
Microsoft Corp. 3.30% 2027	21,655	22,293
Microsoft Corp. 4.20% 2035	18,000	19,728

American Balanced Fund — Page 15 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Microsoft Corp. 4.10% 2037	$10,750	$11,616
Microsoft Corp. 3.70% 2046	15,000	14,906
Oracle Corp. 2.375% 2019	17,500	17,706
Oracle Corp. 2.80% 2021	6,100	6,242
Oracle Corp. 2.65% 2026	31,000	29,785
Visa Inc. 2.80% 2022	23,000	23,431
Visa Inc. 3.15% 2025	49,000	49,807
		821,431
Real estate0.66%
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,494
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,680	2,731
American Campus Communities, Inc. 3.35% 2020	16,070	16,498
American Campus Communities, Inc. 3.75% 2023	11,715	12,066
American Campus Communities, Inc. 4.125% 2024	15,285	15,999
American Tower Corp. 3.40% 2019	13,550	13,839
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,553
Boston Properties, Inc. 3.70% 2018	20,000	20,422
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,651
Corporate Office Properties LP 3.60% 2023	12,100	12,039
Corporate Office Properties LP 5.25% 2024	30,030	32,195
Corporate Office Properties LP 5.00% 2025	6,735	7,126
DDR Corp. 3.50% 2021	7,000	7,093
DDR Corp. 3.625% 2025	15,075	14,366
DDR Corp. 4.25% 2026	7,370	7,239
DDR Corp. 4.70% 2027	17,150	17,222
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,295
EPR Properties 4.50% 2025	4,460	4,529
EPR Properties 4.75% 2026	43,650	44,940
EPR Properties 4.50% 2027	22,450	22,631
ERP Operating LP 4.75% 2020	12,000	12,801
Essex Portfolio L.P. 3.875% 2024	27,215	28,106
Essex Portfolio L.P. 3.50% 2025	27,075	27,117
Essex Portfolio L.P. 3.375% 2026	2,395	2,354
HCP, Inc. 5.375% 2021	15,000	16,382
Hospitality Properties Trust 6.70% 2018	23,400	23,499
Hospitality Properties Trust 4.25% 2021	30,925	32,269
Hospitality Properties Trust 5.00% 2022	4,350	4,667
Hospitality Properties Trust 4.50% 2023	30,950	32,471
Hospitality Properties Trust 4.95% 2027	11,000	11,509
Kimco Realty Corp. 3.40% 2022	10,650	10,868
Kimco Realty Corp. 3.125% 2023	11,705	11,613
Kimco Realty Corp. 2.70% 2024	9,275	8,866
Kimco Realty Corp. 2.80% 2026	10,000	9,246
Kimco Realty Corp. 3.80% 2027	10,360	10,384
Prologis, Inc. 4.25% 2023	20,000	21,616
Scentre Group 2.375% 20194	14,845	14,884
Scentre Group 2.375% 20214	20,430	20,218
Scentre Group 3.25% 20254	1,780	1,751
Scentre Group 3.50% 20254	10,415	10,464
Scentre Group 3.75% 20274	13,620	13,764
Select Income REIT 3.60% 2020	8,000	8,106
Simon Property Group, LP 1.50% 20184	13,825	13,816
Simon Property Group, LP 3.30% 2026	14,600	14,621

American Balanced Fund — Page 16 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
WEA Finance LLC 2.70% 20194	$5,395	$5,443
WEA Finance LLC 3.25% 20204	32,500	33,096
WEA Finance LLC 3.75% 20244	22,800	23,124
Westfield Corp. Ltd. 3.15% 20224	35,935	36,172
		751,155
Industrials0.57%
3M Co. 1.625% 2021	15,000	14,842
3M Co. 2.25% 2026	10,000	9,490
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20245	8,881	9,491
Canadian National Railway Co. 3.20% 2046	17,110	15,686
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	312	315
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	177	181
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	3,354	3,506
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20225	1,146	1,237
ERAC USA Finance Co. 2.80% 20184	9,900	10,005
ERAC USA Finance Co. 2.70% 20234	25,500	24,930
FedEx Corp. 4.75% 2045	65,685	71,313
Fortive Corp. 1.80% 2019	8,000	7,947
Fortive Corp. 2.35% 2021	6,505	6,473
General Electric Capital Corp. 2.342% 2020	18,286	18,439
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,802
General Electric Co. 5.25% 2017	11,000	11,181
General Electric Co. 2.70% 2022	11,000	11,195
General Electric Co. 4.125% 2042	11,000	11,620
Honeywell International Inc. 1.85% 2021	17,905	17,627
Honeywell International Inc. 2.50% 2026	10,000	9,599
Johnson Controls, Inc. 1.40% 2017	10,000	9,994
Lockheed Martin Corp. 3.10% 2023	4,710	4,824
Lockheed Martin Corp. 3.55% 2026	48,050	49,884
Lockheed Martin Corp. 4.70% 2046	11,490	12,982
Rockwell Collins, Inc. 1.95% 2019	8,465	8,482
Rockwell Collins, Inc. 2.80% 2022	36,585	36,958
Rockwell Collins, Inc. 3.20% 2024	34,345	34,856
Roper Technologies, Inc. 2.80% 2021	9,660	9,751
Roper Technologies, Inc. 3.80% 2026	8,325	8,571
Siemens AG 1.70% 20214	25,500	24,923
Siemens AG 2.70% 20224	55,520	56,273
Southwest Airlines Co. 2.75% 2019	6,255	6,353
Union Pacific Corp. 5.70% 2018	11,150	11,650
United Technologies Corp. 2.30% 2022	29,000	28,929
United Technologies Corp. 3.10% 2022	30,000	31,017
United Technologies Corp. 3.125% 2027	33,000	33,123
Waste Management, Inc. 2.90% 2022	15,000	15,367
		641,816
Telecommunication services0.49%
AT&T Inc. 2.80% 2021	11,500	11,631
AT&T Inc. 3.00% 2022	30,000	30,086
AT&T Inc. 4.25% 2027	46,850	48,531
AT&T Inc. 5.25% 2037	26,250	28,082
AT&T Inc. 5.45% 2047	11,250	12,173
British Telecommunications PLC 2.35% 2019	13,285	13,364
British Telecommunications PLC 9.125% 2030	16,988	25,890

American Balanced Fund — Page 17 of 33

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Deutsche Telekom International Finance BV 1.95% 20214	$10,000	$9,753
Deutsche Telekom International Finance BV 2.82% 20224	45,985	46,292
Deutsche Telekom International Finance BV 2.485% 20234	6,315	6,138
Deutsche Telekom International Finance BV 3.60% 20274	47,214	48,136
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,789
France Télécom 4.125% 2021	20,000	21,282
France Télécom 9.00% 2031	1,690	2,562
Orange SA 1.625% 2019	20,000	19,838
Orange SA 2.75% 2019	14,870	15,065
Orange SA 5.50% 2044	14,000	16,798
SoftBank Group Corp. 3.36% 20234,5	15,000	15,169
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,162
Verizon Communications Inc. 2.946% 20224	41,575	41,905
Verizon Communications Inc. 4.125% 2027	26,900	27,840
Verizon Communications Inc. 4.272% 2036	47,680	46,215
Verizon Communications Inc. 4.125% 2046	47,649	42,639
		554,340
Materials0.20%
BHP Billiton Finance Ltd. 6.25% 20754	3,175	3,470
Chevron Phillips Chemical Company LLC 2.45% 20204	16,880	16,955
CRH America, Inc. 3.875% 20254	7,700	8,016
Eastman Chemical Co. 2.70% 2020	21,000	21,288
Eastman Chemical Co. 3.80% 2025	7,405	7,633
Ecolab Inc. 4.35% 2021	1,000	1,088
Ecolab Inc. 5.50% 2041	1,500	1,846
Georgia-Pacific Corp. 2.539% 20194	21,000	21,199
Holcim Ltd. 5.15% 20234	17,000	18,761
International Paper Co. 7.30% 2039	7,835	10,641
Monsanto Co. 4.40% 2044	13,090	13,384
Praxair, Inc. 1.05% 2017	16,000	15,977
Praxair, Inc. 2.25% 2020	12,034	12,155
Rohm and Haas Co. 6.00% 2017	5,003	5,047
Sherwin-Williams Co. 2.25% 2020	35,000	35,100
Sherwin-Williams Co. 2.75% 2022	17,460	17,468
Sherwin-Williams Co. 3.125% 2024	4,260	4,287
Sherwin-Williams Co. 3.45% 2027	10,930	11,030
		225,345
Total corporate bonds & notes		14,195,032
U.S. Treasury bonds & notes11.20% U.S. Treasury9.16%
U.S. Treasury 0.625% 2018	437,930	435,653
U.S. Treasury 0.75% 2018	103,998	103,629
U.S. Treasury 1.25% 2018	255,000	254,709
U.S. Treasury 0.75% 2019	76,000	74,978
U.S. Treasury 0.875% 2019	250,000	247,102
U.S. Treasury 1.125% 2019	59,000	58,795
U.S. Treasury 1.25% 2019	225,000	224,498
U.S. Treasury 1.25% 2019	100,000	99,800
U.S. Treasury 1.375% 2019	112,000	111,757
U.S. Treasury 1.50% 2019	44,000	44,042
U.S. Treasury 1.75% 2019	110,000	110,817

American Balanced Fund — Page 18 of 33

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.25% 2020	$617,000	$613,212
U.S. Treasury 1.375% 2020	276,875	274,638
U.S. Treasury 1.375% 2020	118,000	117,560
U.S. Treasury 1.50% 2020	101,000	100,843
U.S. Treasury 1.50% 2020	100,000	99,885
U.S. Treasury 1.625% 2020	25,000	25,078
U.S. Treasury 1.125% 2021	224,250	218,381
U.S. Treasury 1.125% 2021	4,000	3,891
U.S. Treasury 1.25% 2021	100,900	99,215
U.S. Treasury 1.375% 2021	246,960	244,313
U.S. Treasury 1.375% 2021	101,350	100,067
U.S. Treasury 1.75% 2021	119,250	118,947
U.S. Treasury 2.00% 2021	75,000	75,547
U.S. Treasury 2.25% 2021	97,270	99,140
U.S. Treasury 1.75% 2022	289,638	288,054
U.S. Treasury 1.875% 2022	890,000	890,525
U.S. Treasury 2.00% 2022	35,000	35,267
U.S. Treasury 1.375% 2023	240,360	230,698
U.S. Treasury 1.375% 2023	100,000	96,074
U.S. Treasury 1.375% 2023	36,935	35,564
U.S. Treasury 1.75% 2023	12,920	12,761
U.S. Treasury 2.125% 2023	100,000	100,344
U.S. Treasury 2.25% 2023	625,250	631,477
U.S. Treasury 2.00% 2024	453,711	450,022
U.S. Treasury 2.00% 2024	99,599	98,739
U.S. Treasury 2.00% 2024	59,750	59,302
U.S. Treasury 2.125% 2024	88,500	88,562
U.S. Treasury 2.25% 2024	75,000	75,427
U.S. Treasury 2.25% 2024	50,000	50,475
U.S. Treasury 2.00% 2025	30,000	29,592
U.S. Treasury 2.125% 2025	25,000	24,850
U.S. Treasury 2.25% 2025	43,000	43,019
U.S. Treasury 1.625% 2026	87,112	82,605
U.S. Treasury 1.625% 2026	8,500	8,080
U.S. Treasury 2.00% 2026	183,040	178,534
U.S. Treasury 2.25% 2027	134,250	133,667
U.S. Treasury 2.375% 2027	857,924	863,689
U.S. Treasury 5.375% 2031	20,000	26,906
U.S. Treasury 2.75% 2042	32,950	32,630
U.S. Treasury 2.875% 2043	36,410	36,803
U.S. Treasury 3.125% 2043	48,025	50,803
U.S. Treasury 3.125% 2044	39,797	42,091
U.S. Treasury 3.625% 2044	25,000	28,835
U.S. Treasury 2.50% 2045	115,000	107,508
U.S. Treasury 2.875% 2045	70,000	70,493
U.S. Treasury 3.00% 2045	110,500	114,008
U.S. Treasury 3.00% 2045	25,000	25,807
U.S. Treasury 2.50% 2046	76,255	71,070
U.S. Treasury 2.875% 2046	575,130	579,196
U.S. Treasury 3.00% 2047	657,681	679,463
U.S. Treasury 3.00% 2047	57,750	59,694
		10,389,131

American Balanced Fund — Page 19 of 33

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities2.03%	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.625% 20177	$117,970	$118,080
U.S. Treasury Inflation-Protected Security 2.125% 20197	56,940	58,853
U.S. Treasury Inflation-Protected Security 0.125% 20217	103,161	103,056
U.S. Treasury Inflation-Protected Security 0.125% 20247	99,882	98,178
U.S. Treasury Inflation-Protected Security 0.625% 20247	344,278	349,473
U.S. Treasury Inflation-Protected Security 0.375% 20257	268,581	266,861
U.S. Treasury Inflation-Protected Security 2.375% 20257	64,855	73,936
U.S. Treasury Inflation-Protected Security 0.125% 20267	163,203	157,562
U.S. Treasury Inflation-Protected Security 0.625% 20267	58,004	58,419
U.S. Treasury Inflation-Protected Security 0.375% 20277	516,713	507,935
U.S. Treasury Inflation-Protected Security 1.75% 20287	31,394	35,020
U.S. Treasury Inflation-Protected Security 0.75% 20427	52,495	50,067
U.S. Treasury Inflation-Protected Security 1.375% 20447	124,265	135,468
U.S. Treasury Inflation-Protected Security 1.00% 20467	231,608	231,780
U.S. Treasury Inflation-Protected Security 0.875% 20477	54,188	52,660
		2,297,348
Federal agency bonds & notes0.01%
Japan Finance Organization for Municipalities 2.125% 20194	10,000	10,015
Total U.S. Treasury bonds & notes		12,696,494
Mortgage-backed obligations7.58%
Aventura Mall Trust, Series A, 3.743% 20324,5,6	9,200	9,663
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.158% 20515,6	410	410
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.466% 20515,6	16,497	16,635
Bank of Nova Scotia 2.125% 20195	16,225	16,276
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A, 5.65% 20505,6	495	496
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20505,6	2,875	2,889
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20505,6	6,425	6,498
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.501% 20335,6	1,638	1,667
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20485	3,370	3,444
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 20505	26,775	28,038
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20505	15,265	16,080
Commonwealth Bank of Australia 1.875% 20184,5	5,700	5,705
Commonwealth Bank of Australia 2.00% 20194,5	23,500	23,546
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.216% 20234,5,6	237	240
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.166% 20245,6	244	245
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.416% 20245,6	326	327
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.416% 20245,6	164	164
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 2.816% 20244,5,6	649	656
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.716% 20255,6	70	70
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.916% 20285,6	843	845
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,5	19,570	20,100
Credit Mutuel-CIC Home Loan SFH 1.50% 20174,5	800	801
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20325	525	578
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20325	358	399
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20335	509	548
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20335	812	870
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20345	2,358	2,409
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20405,6	5,508	5,502
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20485	5,600	5,871
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,5	9,500	10,220
DNB ASA 1.45% 20194,5	925	925
Fannie Mae 11.00% 20185	2	3

American Balanced Fund — Page 20 of 33

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.50% 20255	$3,195	$3,371
Fannie Mae 4.50% 20255	2,324	2,453
Fannie Mae 2.50% 20275	21,930	22,193
Fannie Mae 2.50% 20275	21,159	21,412
Fannie Mae 2.50% 20275	1,437	1,454
Fannie Mae 2.50% 20275	1,037	1,050
Fannie Mae 2.50% 20275	730	739
Fannie Mae 2.50% 20285	2,252	2,272
Fannie Mae 2.50% 20285	2,005	2,028
Fannie Mae 2.50% 20285	1,770	1,790
Fannie Mae 2.50% 20285	721	729
Fannie Mae 2.50% 20285	590	596
Fannie Mae 2.50% 20285	294	298
Fannie Mae 2.50% 20325,8	1,900	1,910
Fannie Mae 5.50% 20335	2,465	2,762
Fannie Mae 5.50% 20335	2,236	2,506
Fannie Mae 5.50% 20335	261	292
Fannie Mae 4.50% 20345	8,489	9,144
Fannie Mae 3.00% 20355	32,314	32,873
Fannie Mae 3.50% 20355	36,620	38,133
Fannie Mae 3.50% 20355	25,183	26,223
Fannie Mae 3.50% 20355	23,031	23,931
Fannie Mae 3.50% 20355	9,470	9,862
Fannie Mae 5.00% 20355	902	991
Fannie Mae 5.50% 20355	1,026	1,151
Fannie Mae 5.50% 20355	603	675
Fannie Mae 6.50% 20355	2,323	2,663
Fannie Mae 3.00% 20365	101,702	103,308
Fannie Mae 3.00% 20365	28,938	29,394
Fannie Mae 3.00% 20365	5,770	5,861
Fannie Mae 5.50% 20365	204	228
Fannie Mae 5.50% 20365	172	192
Fannie Mae 6.00% 20365	673	770
Fannie Mae 3.00% 20375	137,365	139,533
Fannie Mae 3.00% 20375	100,283	101,867
Fannie Mae 3.00% 20375	81,443	82,730
Fannie Mae 3.00% 20375	49,750	50,536
Fannie Mae 3.00% 20375	25,502	25,905
Fannie Mae 3.00% 20375	15,522	15,767
Fannie Mae 6.00% 20375	7,676	8,712
Fannie Mae 6.50% 20375	1,503	1,696
Fannie Mae 6.50% 20375	1,324	1,466
Fannie Mae 6.50% 20375	486	536
Fannie Mae 7.00% 20375	377	412
Fannie Mae 7.00% 20375	298	326
Fannie Mae 7.00% 20375	133	145
Fannie Mae 5.50% 20385	420	469
Fannie Mae 6.50% 20385	2,142	2,424
Fannie Mae 5.50% 20395	65	72
Fannie Mae 6.00% 20395	10,495	11,876
Fannie Mae 4.00% 20405	3,077	3,268
Fannie Mae 4.50% 20405	13,340	14,432
Fannie Mae 4.50% 20405	10,954	11,848
Fannie Mae 4.50% 20405	8,529	9,226
Fannie Mae 5.00% 20405	9,812	10,731

American Balanced Fund — Page 21 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 5.00% 20405	$2,572	$2,817
Fannie Mae 5.00% 20405	1,295	1,417
Fannie Mae 5.00% 20405	1,101	1,205
Fannie Mae 4.00% 20415	10,914	11,591
Fannie Mae 4.00% 20415	8,428	8,951
Fannie Mae 4.00% 20415	7,123	7,517
Fannie Mae 4.00% 20415	5,051	5,368
Fannie Mae 4.00% 20415	2,941	3,126
Fannie Mae 4.00% 20415	2,481	2,637
Fannie Mae 4.00% 20415	1,550	1,653
Fannie Mae 4.50% 20415	6,899	7,463
Fannie Mae 5.00% 20415	1,797	1,964
Fannie Mae 5.00% 20415	1,506	1,648
Fannie Mae 5.00% 20415	1,442	1,578
Fannie Mae 5.00% 20415	1,413	1,545
Fannie Mae 5.00% 20415	1,389	1,519
Fannie Mae 5.00% 20415	1,306	1,430
Fannie Mae 5.00% 20415	1,106	1,211
Fannie Mae 5.00% 20415	735	804
Fannie Mae 5.00% 20415	573	628
Fannie Mae 5.00% 20415	470	515
Fannie Mae 5.00% 20415	391	428
Fannie Mae 5.00% 20415	207	227
Fannie Mae 5.00% 20415	188	205
Fannie Mae 5.00% 20415	137	150
Fannie Mae 5.00% 20415	135	148
Fannie Mae 5.00% 20415	65	71
Fannie Mae 5.00% 20415	38	42
Fannie Mae 5.00% 20415	26	28
Fannie Mae 5.00% 20415	23	25
Fannie Mae 3.50% 20425	19,484	20,102
Fannie Mae 4.00% 20425	24,587	26,130
Fannie Mae 4.00% 20425	13,057	13,865
Fannie Mae 4.00% 20425	8,689	9,253
Fannie Mae 4.00% 20425	8,406	8,936
Fannie Mae 4.00% 20425	6,531	6,936
Fannie Mae 4.00% 20425	2,822	2,990
Fannie Mae 4.00% 20425	1,904	2,016
Fannie Mae 5.00% 20425	252	275
Fannie Mae 3.50% 20435	25,260	26,037
Fannie Mae 3.50% 20435	16,904	17,411
Fannie Mae 3.50% 20435	12,977	13,351
Fannie Mae 3.50% 20435	5,115	5,263
Fannie Mae 3.50% 20435	2,365	2,435
Fannie Mae 3.50% 20435	1,575	1,624
Fannie Mae 4.00% 20435	12,671	13,453
Fannie Mae 4.00% 20435	7,690	8,154
Fannie Mae 4.00% 20435	2,816	2,964
Fannie Mae 4.00% 20435	529	565
Fannie Mae 4.00% 20435	401	428
Fannie Mae 4.00% 20435	331	352
Fannie Mae 4.50% 20435	14,101	15,155
Fannie Mae 3.50% 20445	18,216	18,721
Fannie Mae 3.50% 20445	15,082	15,500
Fannie Mae 3.50% 20445	1,613	1,658

American Balanced Fund — Page 22 of 33

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 3.50% 20455	$20,579	$21,252
Fannie Mae 3.50% 20455	19,265	19,879
Fannie Mae 4.00% 20455	71,827	76,270
Fannie Mae 4.00% 20455	69,969	74,296
Fannie Mae 4.00% 20455	52,911	55,661
Fannie Mae 4.00% 20455	38,841	41,242
Fannie Mae 4.00% 20455	34,447	36,570
Fannie Mae 4.00% 20455	22,921	24,335
Fannie Mae 4.00% 20455	16,925	17,969
Fannie Mae 4.00% 20455	13,125	13,807
Fannie Mae 3.00% 20465	196,520	196,413
Fannie Mae 3.50% 20465	73,004	75,027
Fannie Mae 3.50% 20465	62,895	64,637
Fannie Mae 3.50% 20465	34,332	35,355
Fannie Mae 3.50% 20465	28,314	29,244
Fannie Mae 3.50% 20465	25,639	26,401
Fannie Mae 3.50% 20465	20,802	21,418
Fannie Mae 3.50% 20465	14,958	15,403
Fannie Mae 3.50% 20465	11,116	11,424
Fannie Mae 4.00% 20465	113,235	119,122
Fannie Mae 4.00% 20465	35,422	37,264
Fannie Mae 4.00% 20465	29,794	31,343
Fannie Mae 4.00% 20465	4,730	5,010
Fannie Mae 4.00% 20465	4,371	4,598
Fannie Mae 4.00% 20465	3,908	4,111
Fannie Mae 4.00% 20465	3,188	3,369
Fannie Mae 4.50% 20465	4,612	4,948
Fannie Mae 4.50% 20465	2,482	2,664
Fannie Mae 3.50% 20475,8	124,025	127,354
Fannie Mae 3.50% 20475,8	79,950	81,953
Fannie Mae 3.50% 20475	3,784	3,897
Fannie Mae 3.50% 20475	2,274	2,341
Fannie Mae 4.00% 20475,8	414,000	434,401
Fannie Mae 4.00% 20475,8	260,000	273,284
Fannie Mae 4.00% 20475	175,882	185,027
Fannie Mae 4.00% 20475	78,254	82,322
Fannie Mae 4.50% 20475,8	50,000	53,629
Fannie Mae 4.50% 20475,8	18,500	19,787
Fannie Mae 4.50% 20475,8	2,000	2,143
Fannie Mae 6.50% 20475	179	199
Fannie Mae 6.50% 20475	119	132
Fannie Mae 6.50% 20475	80	89
Fannie Mae 7.00% 20475	181	204
Fannie Mae 7.00% 20475	128	144
Fannie Mae 7.00% 20475	89	100
Fannie Mae 7.00% 20475	88	99
Fannie Mae 7.00% 20475	10	12
Fannie Mae 4.00% 20565	20,365	21,568
Fannie Mae, Series 2014-M6, Class FA, multifamily (1-month USD-LIBOR + 0.29%) 1.285% 20175,6	1,065	1,064
Fannie Mae, Series 2012-M8, multifamily 1.52% 20195	3,572	3,570
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20225	21,106	21,369
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20225	14,000	14,179
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20235,6	19,245	20,130
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.348% 20235,6	16,000	16,696
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20235,6	16,585	17,559

American Balanced Fund — Page 23 of 33

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 20245,6	$16,865	$17,450
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20245,6	18,000	19,127
Fannie Mae, Series 2001-4, Class NA, 9.472% 20255,6	3	3
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20265,6	92,005	89,664
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20275,6	43,220	43,486
Fannie Mae, Series 2001-20, Class D, 11.010% 20315,6	0	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20365	1,043	937
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20415	217	255
Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	136	155
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	272	321
Fannie Mae, Series 2002-W1, Class 2A, 6.104% 20425,6	301	341
Freddie Mac 5.00% 20235	2,026	2,166
Freddie Mac 5.00% 20235	1,464	1,565
Freddie Mac 5.00% 20235	850	897
Freddie Mac 5.00% 20235	439	468
Freddie Mac 5.00% 20235	431	459
Freddie Mac 5.00% 20235	299	312
Freddie Mac 5.00% 20245	2,611	2,792
Freddie Mac 6.50% 20275	469	525
Freddie Mac 6.50% 20275	267	304
Freddie Mac 6.50% 20275	46	52
Freddie Mac 6.50% 20285	326	371
Freddie Mac 3.50% 20345	51,395	53,726
Freddie Mac 3.00% 20355	3,049	3,109
Freddie Mac 3.00% 20355	3,003	3,062
Freddie Mac 3.50% 20355	26,547	27,645
Freddie Mac 3.50% 20355	8,175	8,513
Freddie Mac 3.00% 20365	204	207
Freddie Mac 3.00% 20375	55,154	55,983
Freddie Mac 3.00% 20375	53,636	54,442
Freddie Mac 5.50% 20375	327	363
Freddie Mac 5.50% 20375	54	60
Freddie Mac 5.50% 20385	180	201
Freddie Mac 5.50% 20385	70	78
Freddie Mac 6.00% 20385	1,201	1,353
Freddie Mac 6.00% 20385	149	168
Freddie Mac 5.50% 20395	289	323
Freddie Mac 4.50% 20405	9,863	10,605
Freddie Mac 4.50% 20405	716	770
Freddie Mac 4.50% 20415	1,768	1,901
Freddie Mac 4.50% 20415	1,488	1,600
Freddie Mac 4.50% 20415	586	630
Freddie Mac 4.50% 20415	519	557
Freddie Mac 4.50% 20415	113	121
Freddie Mac 4.50% 20415	88	94
Freddie Mac 5.00% 20415	548	600
Freddie Mac 3.50% 20425	1,613	1,664
Freddie Mac 4.00% 20425	13,733	14,552
Freddie Mac 3.50% 20435	1,370	1,413
Freddie Mac 4.00% 20435	2,011	2,138
Freddie Mac 4.00% 20435	857	911
Freddie Mac 4.00% 20435	823	876
Freddie Mac 4.00% 20435	401	428
Freddie Mac 3.50% 20445	30,909	31,893
Freddie Mac 4.00% 20445	6,517	6,936

American Balanced Fund — Page 24 of 33

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.00% 20455	$79,692	$84,697
Freddie Mac 4.00% 20455	37,292	39,786
Freddie Mac 4.00% 20455	21,597	23,041
Freddie Mac 4.00% 20455	12,858	13,666
Freddie Mac 3.50% 20465	127,151	130,731
Freddie Mac 3.50% 20465	82,924	85,388
Freddie Mac 3.50% 20465	42,214	43,403
Freddie Mac 3.50% 20465	5,899	6,074
Freddie Mac 4.00% 20465	31,334	33,145
Freddie Mac 4.00% 20465	25,697	27,055
Freddie Mac 4.00% 20465	9,404	9,964
Freddie Mac 4.00% 20465	2,012	2,126
Freddie Mac 4.50% 20465	3,469	3,717
Freddie Mac 4.50% 20465	2,244	2,404
Freddie Mac 3.50% 20475,8	170,000	174,310
Freddie Mac 3.50% 20475,8	96,250	98,536
Freddie Mac 4.00% 20475	651,773	686,519
Freddie Mac 4.00% 20475,8	175,000	183,695
Freddie Mac 4.00% 20475	122,681	129,784
Freddie Mac 4.00% 20475,8	25,000	26,290
Freddie Mac 4.50% 20475,8	241,000	258,111
Freddie Mac Pool #1B7749 3.301% 20405,6	64	68
Freddie Mac Pool #760014 2.981% 20455,6	7,060	7,265
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 20225	1,866	1,858
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20225	16,000	16,081
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20225	16,555	16,711
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20225	15,904	16,215
Freddie Mac, Series K723, Class A2, multifamily 2.454% 20235	29,715	29,899
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20235	1,075	1,088
Freddie Mac, Series K034, Class A1, multifamily 2.669% 20235	6,637	6,772
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.666% 20235,6	2,007	2,016
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20235,6	16,500	17,524
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.616% 20235,6	3,352	3,393
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.666% 20245,6	2,204	2,210
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.866% 20245,6	8,526	8,664
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20245	28,420	29,072
Freddie Mac, Series K725, Class A2, multifamily 3.002% 20245	44,445	45,794
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20245	36,400	37,560
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.416% 20245,6	21,320	21,909
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20245,6	376	378
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 3.716% 20245,6	5,949	6,035
Freddie Mac, Series K056, Class A1, multifamily 2.20% 20255	22,902	22,613
Freddie Mac, Series 2015-HQ2, Class M1, (1-month USD-LIBOR + 1.10%) 2.316% 20255,6	635	637
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20255	13,505	13,697
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.166% 20255,6	11,200	11,416
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20255,6	24,000	25,157
Freddie Mac, Series K047, Class A2, multifamily 3.329% 20255	20,000	20,966
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20255,6	3,827	3,844
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20265	80,345	84,423
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20275	21,050	21,683
Freddie Mac, Series T-041, Class 3A, 5.662% 20325,6	1,470	1,602
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	2,610	2,277
Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	1,832	1,591
Freddie Mac, Series 3318, Class JT, 5.50% 20375	3,123	3,373
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20505	17,500	18,412

American Balanced Fund — Page 25 of 33

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 10.00% 20215	$55	$59
Government National Mortgage Assn. 6.00% 20385	7,008	7,921
Government National Mortgage Assn. 6.50% 20385	3,622	4,125
Government National Mortgage Assn. 4.00% 20395	1,596	1,680
Government National Mortgage Assn. 4.00% 20395	1,429	1,504
Government National Mortgage Assn. 4.00% 20395	869	915
Government National Mortgage Assn. 4.00% 20405	12,239	13,026
Government National Mortgage Assn. 4.00% 20405	8,520	9,022
Government National Mortgage Assn. 4.00% 20405	2,706	2,881
Government National Mortgage Assn. 4.00% 20405	2,422	2,551
Government National Mortgage Assn. 4.00% 20405	2,245	2,383
Government National Mortgage Assn. 4.00% 20405	1,267	1,338
Government National Mortgage Assn. 4.00% 20405	1,255	1,324
Government National Mortgage Assn. 4.00% 20415	17,963	18,968
Government National Mortgage Assn. 4.00% 20415	2,486	2,626
Government National Mortgage Assn. 4.00% 20415	1,336	1,411
Government National Mortgage Assn. 4.00% 20415	284	300
Government National Mortgage Assn. 4.50% 20435	2,321	2,468
Government National Mortgage Assn. 4.00% 20445	172	182
Government National Mortgage Assn. 4.50% 20455	66,554	70,785
Government National Mortgage Assn. 4.50% 20455	40,728	43,317
Government National Mortgage Assn. 4.50% 20455	29,869	31,768
Government National Mortgage Assn. 4.50% 20455	28,440	30,248
Government National Mortgage Assn. 4.50% 20455	17,674	18,798
Government National Mortgage Assn. 4.50% 20455	1,628	1,731
Government National Mortgage Assn. 4.50% 20465	6,843	7,278
Government National Mortgage Assn. 4.50% 20465	1,831	1,947
Government National Mortgage Assn. 4.00% 20475,8	342,500	360,401
Government National Mortgage Assn. 4.00% 20475	238,770	252,249
Government National Mortgage Assn. 4.00% 20475	147,421	155,694
Government National Mortgage Assn. 4.00% 20475	53,365	56,326
Government National Mortgage Assn. 4.50% 20475	94,717	100,785
Government National Mortgage Assn. 4.50% 20475	37,000	39,397
Government National Mortgage Assn. 4.50% 20475	9,572	10,180
Government National Mortgage Assn. 5.081% 20615	974	1,009
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20495	2,986	2,985
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20485	5,000	5,219
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20475	9,361	9,354
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20515	13,720	13,798
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,5	6,783	7,140
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20405,6	19,152	19,177
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20455,6	11,575	11,727
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20495,6	580	579
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20475	4,000	4,191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20485	3,380	3,457
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,5	14,570	15,127
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 20194,5,6	41,740	41,760
National Australia Bank 1.25% 20184,5	14,120	14,083
National Australia Bank 2.00% 20194,5	4,925	4,935
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20263,4,5	3,319	3,354
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20263,4,5,6	3,763	3,805
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20273,4,5	4,001	4,001
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20274,5	3,155	3,154
Royal Bank of Canada 2.00% 20195	3,550	3,565

American Balanced Fund — Page 26 of 33

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Royal Bank of Canada 2.20% 20195	$37,700	$37,854
Royal Bank of Canada 1.875% 20205	18,000	17,912
Royal Bank of Canada 2.10% 20205	5,000	4,994
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20565	80,501	80,644
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 20565	21,003	21,283
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.116% 20494,5,6	5,188	5,190
Swedbank AB 1.375% 20184,5	925	924
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,5,6	7,123	7,110
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,5,6	86,963	87,845
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.174% 20515,6	17,000	16,984
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.116% 20355,6	5,198	5,504
Westpac Banking Corp. 1.25% 20174,5	800	800
Westpac Banking Corp. 1.375% 20184,5	3,325	3,317
Westpac Banking Corp. 1.85% 20184,5	8,300	8,346
Westpac Banking Corp. 2.00% 20194,5	28,300	28,387
Westpac Banking Corp. 2.25% 20204,5	12,500	12,535
Westpac Banking Corp. 2.00% 20214,5	10,825	10,808
		8,594,783
Asset-backed obligations1.49%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,5	16,535	16,709
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20214,5	29,000	28,890
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,5	14,000	13,973
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,5	1,150	1,144
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20205	13,510	13,513
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15% 20195	650	650
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20195	3,482	3,481
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20195	2,102	2,101
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20205	4,615	4,610
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20215	1,020	1,014
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	4,875	4,939
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 20254,5,6	20,175	20,175
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 20194,5	745	745
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 20194,5	75	75
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20214,5	6,350	6,354
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20194,5	783	783
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.225% 20264,5,6	36,645	36,654
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20254,5,6	44,315	44,318
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20225	19,600	19,577
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 20205	15,110	15,115
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 20235	40,000	40,185
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20195	5,565	5,561
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20195	55,000	54,965
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20205	98,630	98,489
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20194,5	5,347	5,345
Chrysler Capital Auto Receivables Trust, Series 2014-AA, Class A4, 1.31% 20194,5	1,007	1,007
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,5	4,645	4,659
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,5	2,500	2,505
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 20224,5	135	135
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,5	1,011	1,022
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.366% 20205,6	8,000	8,050
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20215	16,725	16,868
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,5	550	546

American Balanced Fund — Page 27 of 33

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20294,5	$3,846	$3,831
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20294,5	4,915	4,915
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20194,5	602	602
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20194,5	1,067	1,068
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,5	942	944
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20204,5	23,074	23,060
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20214,5	1,250	1,260
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,5	10,350	10,522
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,5	960	980
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 1.966% 20345,6	2,014	1,951
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20215	7,595	7,654
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 20184,5	12,513	12,513
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20194,5	6,077	6,075
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20194,5	516	516
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20204,5	3,800	3,806
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,5	16,029	16,120
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,5	6,692	6,744
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,5	8,003	8,062
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,5	20,790	20,994
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,5	29,000	29,454
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,5	4,665	4,701
Drivetime Auto Owner Trust, Series 2016-2A, Class A, 1.73% 20194,5	879	879
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20214,5	2,730	2,753
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 20194,5	2,937	2,937
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20204,5	1,100	1,099
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,5	5,320	5,317
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20224,5	7,290	7,284
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,5	7,060	7,074
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,5	7,345	7,381
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20195	1,645	1,643
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20204,5	3,600	3,618
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20204,5	2,250	2,263
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 20254,5	4,250	4,291
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20264,5	19,800	19,889
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20264,5	26,380	26,649
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,5	50,000	49,676
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,5	35,370	35,584
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,5	33,450	33,830
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,5	122,000	123,590
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20205	18,860	18,854
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20215	22,500	22,400
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20225	14,390	14,415
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,5	34,035	34,454
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.517% 20284,5,6	2,014	2,013
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,5	23,840	23,769
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 20214,5	5,505	5,479
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20214,5	19,113	19,017
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20214,5	1,263	1,267
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 20185	1,231	1,230
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.216% 20254,5,6	41,600	41,600
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 20213,4,5	88	88
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 20254,5,6	16,845	16,863
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 20335	332	338
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 20195	1,485	1,485

American Balanced Fund — Page 28 of 33

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20195	$561	$561
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20195	2,434	2,438
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20195	3,481	3,491
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20194,5	316	317
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20205	2,610	2,608
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20205	2,815	2,817
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 20205	4,500	4,507
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20205	5,286	5,298
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 20205	289	290
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20215	15,310	15,385
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20215	5,555	5,597
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20215	17,985	18,072
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20215	125	126
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20215	10,500	10,632
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	3,000	3,043
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,5	2,100	2,110
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.266% 20354,5,6	4,375	4,413
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,5	17,344	17,530
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 20254,5,6	29,745	29,747
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 1.801% 20305,6	4,550	4,546
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.051% 20335,6	12,240	12,068
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 20254,5,6	76,825	76,832
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20384,5	2,541	2,504
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,5	5,765	5,763
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,5	645	643
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,5	14,460	14,473
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,5	7,100	7,097
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,5	14,322	14,906
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,5	38,780	38,720
Utility Debt Securitization Auth., Series 2013-T, 2.042% 20215	3,322	3,320
Utility Debt Securitization Auth., Series 2013-T, 3.435% 20255	2,625	2,725
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,5	18,945	18,875
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,5	16,300	16,263
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,5	44,210	44,203
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,5	72,860	73,161
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20195	9,463	9,458
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.224% 20264,5,6	14,540	14,544
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20204,5	11,375	11,382
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20214,5	4,500	4,546
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.639% 20225,6	2,625	2,632
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20205	3,889	3,882
		1,690,483
Bonds & notes of governments & government agencies outside the U.S.0.34%
CPPIB Capital Inc. 1.25% 20194	23,300	23,085
CPPIB Capital Inc. 2.25% 20224	25,714	25,825
European Investment Bank 2.25% 2022	37,550	37,762
FMS Wertmanagement 1.625% 2018	5,000	5,013
Israel (State of) 3.15% 2023	35,000	36,092
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,907
Manitoba (Province of) 3.05% 2024	13,500	13,890
Ontario (Province of) 3.20% 2024	10,000	10,389
Quebec (Province of) 2.375% 2022	51,867	52,141

American Balanced Fund — Page 29 of 33

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Quebec (Province of) 2.75% 2027	$26,000	$25,767
Spain (Kingdom of) 4.00% 20184	54,950	55,785
Swedish Export Credit Corp. 2.875% 20234	3,000	2,995
United Mexican States 4.125% 2026	26,650	27,769
United Mexican States 4.15% 2027	41,977	43,520
United Mexican States 5.55% 2045	15,000	16,856
		385,796
Federal agency bonds & notes0.26%
Fannie Mae 2.00% 2022	30,000	30,152
Fannie Mae 2.125% 2026	45,510	44,503
Fannie Mae 6.25% 2029	4,000	5,434
Federal Home Loan Bank 0.875% 2018	77,140	76,828
Federal Home Loan Bank 1.875% 2020	25,660	25,860
Federal Home Loan Bank 3.375% 2023	16,840	18,063
Federal Home Loan Bank 5.50% 2036	600	814
Freddie Mac 0.75% 2018	38,120	37,967
Freddie Mac 0.75% 2018	22,612	22,554
Private Export Funding Corp. 3.55% 2024	25,897	27,882
		290,057
Municipals0.11% California0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,151
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,900
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	2,080	2,095
		36,146
New Jersey0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.51% 20286	5,000	4,681
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,324
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,101
		32,106
Michigan0.02%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.369% 20326	5,000	4,347
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,466
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 1.972% 20305,6	8,015	8,013
		21,826
Florida0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,089
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,568
		20,657
Puerto Rico0.01%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.289% 20296	10,200	8,160

American Balanced Fund — Page 30 of 33

unaudited

Bonds, notes & other debt instruments Municipals (continued) South Dakota0.00%	Principal?amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	$1,075	$1,110
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	515	539
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	3,240	3,474
		5,123
Connecticut0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,480	1,582
Maine0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	610	630
Iowa0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 20435	570	553
Texas0.00%
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	300	297
		127,080
Miscellaneous0.06%
Other bonds & notes in initial period of acquisition		68,223
Total bonds, notes & other debt instruments (cost: $37,642,765,000)		38,047,948
Short-term securities8.15%
Apple Inc. 0.88%–1.17% due 7/11/2017–9/26/20174	170,200	169,946
CAFCO, LLC 1.17% due 8/3/20174	50,000	49,944
Chariot Funding, LLC 1.00% due 7/12/20174	100,000	99,960
Ciesco LLC 1.37% due 12/12/20174	75,000	74,513
Citibank, N.A. 1.10% due 8/7/2017	50,000	49,995
Coca-Cola Co. 1.00% due 7/17/20174	25,000	24,987
Colgate-Palmolive Co. 1.09% due 7/11/20174	55,000	54,982
ExxonMobil Corp. 1.05%–1.14% due 7/17/2017–9/12/2017	193,200	192,877
Federal Farm Credit Banks 0.61%–1.23% due 7/6/2017–4/30/2018	164,000	163,070
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017–10/10/2017	5,316,960	5,310,535
Freddie Mac 0.80%–0.99% due 8/2/2017–10/11/2017	650,000	648,959
John Deere Capital Corp. 1.14% due 8/2/20174	50,000	49,948
Johnson & Johnson 1.08%–1.12% due 9/6/2017–9/19/20174	265,200	264,560
Microsoft Corp. 0.89% due 7/7/20174	50,000	49,989
National Rural Utilities Cooperative Finance Corp. 1.12% due 7/19/2017	39,800	39,776
Paccar Financial Corp. 1.08% due 7/18/2017	30,000	29,983
Pfizer Inc. 1.03%–1.17% due 7/24/2017–9/18/20174	75,000	74,901
Qualcomm Inc. 0.90% due 7/6/20174	75,000	74,986
U.S. Bank, N.A. 1.21% due 10/27/2017	100,000	100,008
U.S. Treasury Bills 0.59%–1.08% due 7/6/2017–12/21/2017	1,542,900	1,539,243

American Balanced Fund — Page 31 of 33

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Wal-Mart Stores, Inc. 0.87%–1.10% due 7/5/2017–7/17/20174	$150,000	$149,951
Walt Disney Co. 0.92% due 8/4/20174	25,000	24,973
Total short-term securities (cost: $9,237,740,000)		9,238,086
Total investment securities 101.97% (cost: $91,126,799,000)		115,606,853
Other assets less liabilities (1.97)%		(2,231,869)
Net assets 100.00%		$113,374,984

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $122,709,000, which represented .11% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,557,884,000, which represented 4.90% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Coupon rate may change periodically.
7	Index-linked bond whose principal amount moves with a government price index.
8	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced

American Balanced Fund — Page 32 of 33

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-011-0817O-S60642	American Balanced Fund — Page 33 of 33

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the

Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2017